NATIONWIDE®

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO– 717–12/07

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM Basic Balanced Fund – Investor Class (AIMBalance) 12,033 shares (cost $147,494)	$159,681
AIM Dynamics Fund – Investor Class (AIMDynam) 284,591 shares (cost $4,581,980)	6,784,650
AIM Small Cap Growth Fund – Investor Class (AIMSCapGr) 16,854 shares (cost $527,144)	501,582
American Century Growth Fund – Investor Class (ACGro) 301,801 shares (cost $6,496,734)	7,961,518
American Century Income & Growth Fund – Class A (ACIncGroA) 87,713 shares (cost $2,698,849)	2,530,517
American Century Income & Growth Fund – Investor Class (ACIncGro) 192,052 shares (cost $5,424,181)	5,546,453
American Century International Growth Fund – Advisor Class (ACIntlGrA) 23,448 shares (cost $196,064)	323,816
American Century International Growth Fund – Investor Class (ACIntlGr) 110,626 shares (cost $899,871)	1,529,958
American Century Short-Term Government Fund – Investor Class (ACSTGvt) 269,551 shares (cost $2,538,661)	2,560,735
American Century Ultra ® Fund – Investor Class (ACUltra) 459,207 shares (cost $12,283,704)	11,452,624
American Century VP – International Fund – Class IV (ACVPInt4) 322,681 shares (cost $3,232,559)	3,823,773
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIobFixInc) 72,121 shares (cost $710,468)	720,494
Credit Suisse Mid-Cap Core Fund – Common Class (CSMidCpGr) 72,239 shares (cost $1,935,635)	2,727,755
Delaware Delchester Fund – Institutional Class (DelDelchester) 123,356 shares (cost $412,294)	394,740
Dreyfus A Bonds Plus, Inc. (DryABonds) 150,199 shares (cost $2,068,164)	1,993,136
Dreyfus Appreciation Fund, Inc. (DryApp) 98,721 shares (cost $3,854,539)	4,412,816
Dreyfus Emerging Leaders Fund (DryELead) 444 shares (cost $16,830)	11,327
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp) 103,156 shares (cost $1,996,749)	1,822,762
Dreyfus S&P 500 Index Fund (DrySP500Ix) 388,186 shares (cost $13,056,310)	16,047,606
Evergreen Equity Income Fund – Class I (EvEqInc) 43,437 shares (cost $1,004,835)	949,526
Federated Equity Income Fund, Inc. – Class F Shares (FedEqIncome) 6,607 shares (cost $131,090)	136,835
Federated High Yield Trust (FedHiYld) 307,585 shares (cost $1,830,392)	1,793,218
Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd) 79,396 shares (cost $796,069)	797,930
Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares (FedBdFd) 251,496 shares (cost $2,258,651)	2,225,741
Fidelity® Advisor Balanced Fund – Class A (FidABalA) 32,352 shares (cost $509,161)	523,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Advisor Balanced Fund – Class T (FidABalT) 85,598 shares (cost $1,364,758)	$1,395,249
Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA) 21,705 shares (cost $1,112,060)	1,401,497
Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA) 147,038 shares (cost $4,157,013)	4,262,645
Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT) 130,197 shares (cost $3,685,644)	3,825,199
Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA) 16,200 shares (cost $570,968)	682,850
Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT) 93,712 shares (cost $2,832,391)	3,998,689
Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT) 142,535 shares (cost $1,416,260)	1,442,451
Fidelity® Advisor Overseas Fund – Class A (FidAOvA) 860 shares (cost $15,582)	20,205
Fidelity® Asset Manager™ (FidAsMgr) 146,447 shares (cost $2,259,131)	2,271,386
Fidelity® Capital & Income Fund (FidCapInc) 45,323 shares (cost $355,236)	393,403
Fidelity® Equity-Income Fund (FidEqInc) 168,834 shares (cost $8,425,871)	9,312,865
Fidelity® Magellan® Fund (FidMgln) 157,135 shares (cost $16,272,140)	14,750,230
Fidelity® Puritan® Fund (FidPurtn) 438,521 shares (cost $8,003,113)	8,345,046
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 3,888 shares (cost $23,224)	23,249
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 143,952 shares (cost $3,248,242)	3,591,614
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer) 396,162 shares (cost $9,610,236)	9,963,467
Franklin Small-Mid Cap Growth Fund I – Class A (FranSmMCpGr) 55,635 shares (cost $2,030,243)	1,970,032
Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 226,614 shares (cost $3,769,928)	4,573,079
Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A (FranBSInv) 77,766 shares (cost $5,012,495)	4,507,340
Janus Adviser Series – Balanced Fund – Class S (JAdvBal) 43,304 shares (cost $1,099,334)	1,134,554
Janus Adviser Series – International Growth Fund – Class S (JAdvIntlGr) 1,253 shares (cost $37,358)	80,742
Janus Adviser Series – Worldwide Fund – Class S (JAdWrld) 13,651 shares (cost $350,039)	493,607
Janus Equity Funds – Janus Fund (JanFund) 231,707 shares (cost $6,206,406)	7,474,875
Janus Equity Funds – Janus Twenty Fund (Jan20Fd) 358,596 shares (cost $18,865,184)	26,571,947
Janus Equity Funds – Janus Worldwide Fund (JanWrldwde) 94,560 shares (cost $4,575,529)	5,184,716
Lazard Small Cap Portfolio – Open Shares (LazSmCap) 196,025 shares (cost $3,040,936)	2,240,571
Lehman Brothers Short Duration Bond Fund – Investor Class (LBShrtDBd) 116,382 shares (cost $1,068,522)	1,059,074
MFS® Strategic Income Fund – Class A (MFSStratInc) 133,029 shares (cost $898,294)	876,658
Nationwide Bond Fund – Class D (NWBondD) 150,184 shares (cost $1,447,986)	1,447,774

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide Bond Index Fund – Class A (NWBondInx) 29,610 shares (cost $321,045)	$324,230
Nationwide Fund – Class D (NWFund) 274,251 shares (cost $4,980,263)	4,648,563
Nationwide Government Bond Fund – Class D (NWGovBd) 353,934 shares (cost $3,644,318)	3,709,224
Nationwide Growth Fund – Class A (NWGrowthA) 60,255 shares (cost $460,622)	532,054
Nationwide Growth Fund – Class D (NWGrowthD) 78,969 shares (cost $479,049)	713,876
Nationwide International Index Fund – Class A (NWIntIndx) 2,159 shares (cost $16,958)	24,416
Nationwide Investor Destinations Aggressive Fund – Service Class (NWIDAggr) 193,513 shares (cost $1,916,660)	2,107,357
Nationwide Investor Destinations Conservative Fund – Service Class (NWIDCon) 219,090 shares (cost $2,260,624)	2,261,010
Nationwide Investor Destinations Moderate Fund – Service Class (NWIDMod) 723,899 shares (cost $7,429,369)	7,897,740
Nationwide Investor Destinations Moderately Aggressive Fund – Service Class (NWIDModAgg) 425,523 shares (cost $4,361,204)	4,736,075
Nationwide Investor Destinations Moderately Conservative Fund – Service Class (NWIDModCon) 237,328 shares (cost $2,450,873)	2,496,692
Nationwide Large Cap Value Fund – Class A (NWLgCpVal) 221,074 shares (cost $3,025,311)	2,562,245
Nationwide Mid Cap Market Index Fund – Class A (NWMdCpMkt) 104,414 shares (cost $1,580,611)	1,554,720
Nationwide Money Market Fund – Prime Shares (NWMyMktP) 10,974,424 shares (cost $10,974,424)	10,974,424
Nationwide Money Market Fund – Service Class (NWMyMktS) 8,125,723 shares (cost $8,125,723)	8,125,723
Nationwide S&P 500 Index Fund – Service Class (NWSP500Indx) 316,900 shares (cost $3,458,155)	3,878,857
Nationwide Small Cap Fund – Class A (NWSmCap) 238,894 shares (cost $4,572,923)	3,800,808
Nationwide Small Cap Index Fund – Class A (NWSmCapIx) 86,206 shares (cost $1,105,854)	1,012,062
Nationwide Value Opportunities Fund – Class A (NWValOpp) 20,383 shares (cost $287,233)	220,949
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 93,735 shares (cost $1,238,620)	1,274,790
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 10,750 shares (cost $112,159)	111,804
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 120,793 shares (cost $1,453,436)	1,502,663
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 159,422 shares (cost $2,047,340)	2,126,694
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 19,581 shares (cost $222,942)	222,248
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 18,799 shares (cost $196,380)	205,848
Neuberger Berman Genesis Fund – Trust Class (NBGen) 333,622 shares (cost $15,093,922)	16,440,912
Neuberger Berman Guardian Fund – Investor Class (NBGuard) 137,363 shares (cost $2,146,626)	2,457,423
Neuberger Berman Guardian Fund – Trust Class (NBGuardT) 20,478 shares (cost $261,036)	287,924
Neuberger Berman Partners Fund – Investor Class (NBPart) 181,293 shares (cost $4,576,132)	5,950,050

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Partners Fund – Trust Class (NBPartT) 17,342 shares (cost $393,585)	$438,752
Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes) 101,162 shares (cost $1,740,690)	1,861,382
Oppenheimer Capital Appreciation Fund A (OppCapApA) 45,625 shares (cost $1,999,238)	2,345,118
Oppenheimer Champion Income Fund A (OppChpIncA) 28,076 shares (cost $262,916)	249,316
Oppenheimer Global Fund A (OppGlobA) 143,499 shares (cost $7,797,484)	10,412,314
Oppenheimer Strategic Income Fund A (OppStrIncA) 188,803 shares (cost $812,235)	828,846
Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4) 230,484 shares (cost $7,422,867)	8,361,970
Phoenix Balanced Fund – Class A (PhxBalFd) 64,235 shares (cost $940,580)	908,281
PIMCO Total Return Fund – Class A (PimTotRetA) 343,105 shares (cost $3,627,566)	3,667,795
Putnam International Equity Fund – Class A (PutIntlEq) 209 shares (cost $4,805)	5,744
Putnam Voyager Fund – Class A (PutVoyager) 3,606 shares (cost $65,448)	69,531
Templeton Foreign Fund – Class A (TemForeign) 356,907 shares (cost $4,191,875)	4,468,479
The Dreyfus Premier Third Century Fund, Inc. – Class Z (Dry3dCen) 87,308 shares (cost $660,380)	882,687
Van Kampen Growth and Income Fund – Class A (VKGroInc) 161,539 shares (cost $3,395,135)	3,432,706
Van Kampen Mid Cap Growth Fund – Class A (VKMidCapGro) 58,523 shares (cost $1,663,908)	1,683,126
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec) 77,881 shares (cost $2,137,488)	1,475,847
Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap) 22,417 shares (cost $323,001)	288,056
Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk) 224,894 shares (cost $4,723,037)	4,102,061
Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc) 6,649 shares (cost $158,105)	162,237
Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth) 22,623 shares (cost $565,555)	654,922
Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr) 63,786 shares (cost $1,334,897)	1,920,604
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr) 68,381 shares (cost $453,958)	402,765

Total investments	341,811,580
Accounts receivable	1,854

Total assets	341,813,434
Accounts payable	–

Contract owners’ equity (note 4)	$341,813,434

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBalance	AIMDynam	AIMSCapGr	ACGro	ACIncGroA	ACIncGro	ACIntlGrA
Reinvested dividends	$5,581,566	4,726	–	–	10,166	33,263	90,520	1,090
Mortality and expense risk charges (note 2)	(4,446,019)	(2,606)	(86,459)	(5,900)	(103,889)	(32,548)	(83,549)	(3,641)

Net investment income (loss)	1,135,547	2,120	(86,459)	(5,900)	(93,723)	715	6,971	(2,551)

Proceeds from mutual fund shares sold	96,075,113	73,607	1,174,598	176,487	1,822,921	567,953	1,521,150	58,675
Cost of mutual fund shares sold	(88,742,120)	(65,921)	(542,815)	(171,174)	(2,552,877)	(484,855)	(1,403,685)	(34,181)

Realized gain (loss) on investments	7,332,993	7,686	631,783	5,313	(729,956)	83,098	117,465	24,494
Change in unrealized gain (loss) on investments	1,624,475	(7,136)	155,189	(9,150)	2,091,226	(437,768)	(848,845)	9,997

Net gain (loss) on investments	8,957,468	550	786,972	(3,837)	1,361,270	(354,670)	(731,380)	34,491

Reinvested capital gains	19,775,803	–	–	52,919	–	301,221	669,840	16,399

Net increase (decrease) in contract owners’ equity resulting from operations	$29,868,818	2,670	700,513	43,182	1,267,547	(52,734)	(54,569)	48,339

Investment activity:	ACIntlGr	ACSTGvt	ACUltra	ACVPInt4	CSGIobFixInc	CSMidCpGr	DelDelchester	DryABonds
Reinvested dividends	$8,790	121,153	–	15,035	39,618	–	37,593	103,871
Mortality and expense risk charges (note 2)	(20,851)	(33,103)	(145,206)	(39,882)	(8,614)	(38,659)	(5,941)	(29,079)

Net investment income (loss)	(12,061)	88,050	(145,206)	(24,847)	31,004	(38,659)	31,652	74,792

Proceeds from mutual fund shares sold	366,028	1,165,525	3,018,880	669,386	304,014	851,120	163,296	615,445
Cost of mutual fund shares sold	(187,998)	(1,197,808)	(3,520,466)	(490,434)	(317,014)	(772,496)	(163,249)	(620,661)

Realized gain (loss) on investments	178,030	(32,283)	(501,586)	178,952	(13,000)	78,624	47	(5,216)
Change in unrealized gain (loss) on investments	(10,612)	78,165	(55,209)	263,659	23,418	253,625	(30,072)	(25,322)

Net gain (loss) on investments	167,418	45,882	(556,795)	442,611	10,418	332,249	(30,025)	(30,538)

Reinvested capital gains	77,194	–	2,772,086	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$232,551	133,932	2,070,085	417,764	41,422	293,590	1,627	44,254

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
Reinvested dividends	$60,666	–	39,176	256,341	15,188	3,692	164,504	37,948
Mortality and expense risk charges (note 2)	(57,393)	(228)	(23,721)	(231,706)	(13,081)	(1,835)	(28,819)	(9,078)

Net investment income (loss)	3,273	(228)	15,455	24,635	2,107	1,857	135,685	28,870

Proceeds from mutual fund shares sold	1,236,101	10,168	301,941	4,182,023	282,161	51,659	1,629,194	276,716
Cost of mutual fund shares sold	(887,174)	(11,297)	(285,398)	(3,981,533)	(261,907)	(35,216)	(1,632,988)	(283,410)

Realized gain (loss) on investments	348,927	(1,129)	16,543	200,490	20,254	16,443	(3,794)	(6,694)
Change in unrealized gain (loss) on investments	(238,338)	(2,003)	(235,757)	465,771	(81,271)	(19,771)	(80,035)	11,593

Net gain (loss) on investments	110,589	(3,132)	(219,214)	666,261	(61,017)	(3,328)	(83,829)	4,899

Reinvested capital gains	122,655	2,015	268,917	1,765	76,290	4,100	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$236,517	(1,345)	65,158	692,661	17,380	2,629	51,856	33,769

Investment activity:	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT	FidAGrOppA	FidAGrOppT
Reinvested dividends	$116,836	9,698	20,803	–	48,630	35,906	–	–
Mortality and expense risk charges (note 2)	(28,159)	(6,323)	(17,555)	(13,241)	(52,003)	(57,219)	(7,277)	(48,340)

Net investment income (loss)	88,677	3,375	3,248	(13,241)	(3,373)	(21,313)	(7,277)	(48,340)

Proceeds from mutual fund shares sold	599,874	141,364	150,886	268,384	878,340	1,147,537	231,957	887,400
Cost of mutual fund shares sold	(615,725)	(117,103)	(132,144)	(197,525)	(667,713)	(775,306)	(199,278)	(744,386)

Realized gain (loss) on investments	(15,851)	24,261	18,742	70,859	210,627	372,231	32,679	143,014
Change in unrealized gain (loss) on investments	4,974	(26,386)	(40,614)	194,202	(508,785)	(637,618)	90,174	593,713

Net gain (loss) on investments	(10,877)	(2,125)	(21,872)	265,061	(298,158)	(265,387)	122,853	736,727

Reinvested capital gains	–	40,136	103,047	–	414,769	399,243	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$77,800	41,386	84,423	251,820	113,238	112,543	115,576	688,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
Reinvested dividends	$117,951	257	74,485	24,977	177,067	65,584	252,674	1,945
Mortality and expense risk charges (note 2)	(23,017)	(240)	(32,440)	(5,382)	(140,888)	(198,551)	(120,415)	(304)

Net investment income (loss)	94,934	17	42,045	19,595	36,179	(132,967)	132,259	1,641

Proceeds from mutual fund shares sold	1,072,242	368	538,357	81,726	2,595,383	3,790,444	2,040,981	324
Cost of mutual fund shares sold	(978,399)	(253)	(483,221)	(87,565)	(2,079,103)	(5,375,096)	(1,874,036)	(360)

Realized gain (loss) on investments	93,843	115	55,136	(5,839)	516,280	(1,584,652)	166,945	(36)
Change in unrealized gain (loss) on investments	(150,012)	1,189	(121,428)	(3,031)	(998,260)	2,366,014	(540,884)	(1,271)

Net gain (loss) on investments	(56,169)	1,304	(66,292)	(8,870)	(481,980)	781,362	(373,939)	(1,307)

Reinvested capital gains	–	1,410	149,123	–	545,321	1,772,537	684,869	–

Net increase (decrease) in contract owners’ equity resulting from operations	$38,765	2,731	124,876	10,725	99,520	2,420,932	443,189	334

Investment activity:	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	JAdvBal	JAdvIntlGr	JAdWrld
Reinvested dividends	$97,075	251,288	–	98,559	47,397	29,135	1,830	890
Mortality and expense risk charges (note 2)	(39,996)	(128,603)	(26,482)	(59,522)	(59,690)	(13,785)	(922)	(6,320)

Net investment income (loss)	57,079	122,685	(26,482)	39,037	(12,293)	15,350	908	(5,430)

Proceeds from mutual fund shares sold	1,012,347	1,879,838	939,557	1,245,663	1,069,398	358,388	3,850	90,872
Cost of mutual fund shares sold	(828,614)	(1,337,245)	(712,038)	(896,786)	(875,519)	(286,447)	(1,859)	(62,867)

Realized gain (loss) on investments	183,733	542,593	227,519	348,877	193,879	71,941	1,991	28,005
Change in unrealized gain (loss) on investments	(13,684)	(833,929)	(280,852)	13,966	(825,034)	(71,849)	10,190	18,821

Net gain (loss) on investments	170,049	(291,336)	(53,333)	362,843	(631,155)	92	12,181	46,826

Reinvested capital gains	197,910	327,418	315,196	213,735	401,998	84,892	2,915	–

Net increase (decrease) in contract owners’ equity resulting from operations	$425,038	158,767	235,381	615,615	(241,450)	100,334	16,004	41,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JanFund	Jan20Fd	JanWrldwde	LazSmCap	LBShrtDBd	MFSStratInc	NWBondD	NWBondInx
Reinvested dividends	$37,518	52,098	27,177	–	55,941	51,292	77,659	13,969
Mortality and expense risk charges (note 2)	(98,830)	(305,997)	(74,518)	(34,212)	(14,375)	(11,709)	(20,018)	(3,865)

Net investment income (loss)	(61,312)	(253,899)	(47,341)	(34,212)	41,566	39,583	57,641	10,104

Proceeds from mutual fund shares sold	1,407,553	5,202,589	1,140,404	691,895	463,798	172,306	580,972	109,773
Cost of mutual fund shares sold	(1,609,987)	(6,840,702)	(1,264,718)	(925,564)	(488,597)	(174,208)	(585,634)	(112,403)

Realized gain (loss) on investments	(202,434)	(1,638,113)	(124,314)	(233,669)	(24,799)	(1,902)	(4,662)	(2,630)
Change in unrealized gain (loss) on investments	1,243,697	8,848,036	626,132	(259,802)	25,834	(18,310)	19,296	7,057

Net gain (loss) on investments	1,041,263	7,209,923	501,818	(493,471)	1,035	(20,212)	14,634	4,427

Reinvested capital gains	–	–	–	349,107	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$979,951	6,956,024	454,477	(178,576)	42,601	19,371	72,275	14,531

Investment activity:	NWFund	NWGovBd	NWGrowthA	NWGrowthD	NWIntIndx	NWIDAggr	NWIDCon	NWIDMod
Reinvested dividends	$51,323	165,294	1,131	2,102	583	58,292	83,337	311,294
Mortality and expense risk charges (note 2)	(62,769)	(44,900)	(6,027)	(9,940)	(295)	(23,132)	(23,523)	(105,914)

Net investment income (loss)	(11,446)	120,394	(4,896)	(7,838)	288	35,160	59,814	205,380

Proceeds from mutual fund shares sold	1,059,308	1,140,409	175,929	291,936	1,490	146,163	544,421	2,605,418
Cost of mutual fund shares sold	(1,090,629)	(1,184,284)	(146,810)	(219,511)	(1,003)	(103,283)	(523,599)	(2,142,406)

Realized gain (loss) on investments	(31,321)	(43,875)	29,119	72,425	487	42,880	20,822	463,012
Change in unrealized gain (loss) on investments	(396,555)	151,176	49,007	57,542	542	(65,173)	(22,522)	(433,831)

Net gain (loss) on investments	(427,876)	107,301	78,126	129,967	1,029	(22,293)	(1,700)	29,181

Reinvested capital gains	752,399	–	–	–	667	70,374	28,646	195,425

Net increase (decrease) in contract owners’ equity resulting from operations	$313,077	227,695	73,230	122,129	1,984	83,241	86,760	429,986

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NWIDModAgg	NWIDModCon	NWLgCpVal	NWMdCpMkt	NWMyMktP	NWMyMktS	NWSP500Indx	NWSmCap
Reinvested dividends	$136,717	90,060	28,381	19,364	508,850	331,039	57,612	29,502
Mortality and expense risk charges (note 2)	(52,649)	(28,779)	(37,994)	(19,339)	(141,376)	(79,424)	(50,915)	(67,122)

Net investment income (loss)	84,068	61,281	(9,613)	25	367,474	251,615	6,697	(37,620)

Proceeds from mutual fund shares sold	436,028	473,433	993,380	480,356	6,803,350	3,268,389	1,277,946	2,304,858
Cost of mutual fund shares sold	(349,025)	(426,034)	(918,019)	(375,910)	(6,803,350)	(3,268,389)	(993,600)	(1,782,373)

Realized gain (loss) on investments	87,003	47,399	75,361	104,446	–	–	284,346	522,485
Change in unrealized gain (loss) on investments	(104,315)	(55,863)	(455,083)	(125,945)	–	–	(204,541)	(1,574,727)

Net gain (loss) on investments	(17,312)	(8,464)	(379,722)	(21,499)	–	–	79,805	(1,052,242)

Reinvested capital gains	117,069	59,496	298,055	129,419	–	–	57,863	814,715

Net increase (decrease) in contract owners’ equity resulting from operations	$183,825	112,313	(91,280)	107,945	367,474	251,615	144,365	(275,147)

Investment activity:	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
Reinvested dividends	$15,411	–	21,681	3,058	37,667	47,460	6,134	4,455
Mortality and expense risk charges (note 2)	(14,940)	(3,083)	(14,319)	(1,026)	(17,923)	(27,661)	(2,541)	(2,637)

Net investment income (loss)	471	(3,083)	7,362	2,032	19,744	19,799	3,593	1,818

Proceeds from mutual fund shares sold	711,846	74,494	184,890	2,004	248,488	933,332	66,623	101,341
Cost of mutual fund shares sold	(626,039)	(81,823)	(151,597)	(1,980)	(219,667)	(792,853)	(63,362)	(85,932)

Realized gain (loss) on investments	85,807	(7,329)	33,293	24	28,821	140,479	3,261	15,409
Change in unrealized gain (loss) on investments	(160,068)	(49,786)	(37,346)	(817)	(20,146)	(82,576)	(3,575)	(13,072)

Net gain (loss) on investments	(74,261)	(57,115)	(4,053)	(793)	8,675	57,903	(314)	2,337

Reinvested capital gains	58,677	39,736	32,690	1,695	21,504	35,843	4,775	5,105

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,113)	(20,462)	35,999	2,934	49,923	113,545	8,054	9,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBGen	NBGuard	NBGuardT	NBPart	NBPartT	NBSocRes	OppCapApA	OppChpIncA
Reinvested dividends	$22,761	16,178	1,817	20,367	1,304	9,408	–	18,128
Mortality and expense risk charges (note 2)	(203,678)	(35,784)	(2,827)	(82,524)	(6,304)	(20,179)	(25,187)	(3,166)

Net investment income (loss)	(180,917)	(19,606)	(1,010)	(62,157)	(5,000)	(10,771)	(25,187)	14,962

Proceeds from mutual fund shares sold	4,019,968	742,117	18,558	1,727,625	270,801	430,901	442,515	51,062
Cost of mutual fund shares sold	(2,794,615)	(533,915)	(9,446)	(1,087,079)	(213,829)	(358,811)	(361,131)	(51,627)

Realized gain (loss) on investments	1,225,353	208,202	9,112	640,546	56,972	72,090	81,384	(565)
Change in unrealized gain (loss) on investments	(431,803)	(291,467)	(26,296)	(238,764)	(11,700)	(16,349)	154,103	(17,475)

Net gain (loss) on investments	793,550	(83,265)	(17,184)	401,782	45,272	55,741	235,487	(18,040)

Reinvested capital gains	2,394,812	273,304	31,828	209,326	15,448	57,072	47,024	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,007,445	170,433	13,634	548,951	55,720	102,042	257,324	(3,078)

Investment activity:	OppGlobA	OppStrIncA	OppGlSec4	PhxBalFd	PimTotRetA	PutIntlEq	PutVoyager	TemForeign
Reinvested dividends	$118,517	47,916	96,089	21,353	167,476	154	–	73,026
Mortality and expense risk charges (note 2)	(152,031)	(8,476)	(105,414)	(12,168)	(42,012)	(82)	(669)	(58,808)

Net investment income (loss)	(33,514)	39,440	(9,325)	9,185	125,464	72	(669)	14,218

Proceeds from mutual fund shares sold	3,286,559	118,412	1,622,316	184,093	921,923	86	24,624	1,289,141
Cost of mutual fund shares sold	(2,035,816)	(115,974)	(1,120,273)	(159,948)	(960,148)	(55)	(20,982)	(930,524)

Realized gain (loss) on investments	1,250,743	2,438	502,043	24,145	(38,225)	31	3,642	358,617
Change in unrealized gain (loss) on investments	(1,244,434)	12,169	(508,626)	(54,297)	131,321	(645)	(944)	(661,938)

Net gain (loss) on investments	6,309	14,607	(6,583)	(30,152)	93,096	(614)	2,698	(303,321)

Reinvested capital gains	629,568	–	418,008	59,797	23,374	912	–	988,182

Net increase (decrease) in contract owners’ equity resulting from operations	$602,363	54,047	402,100	38,830	241,934	370	2,029	699,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	Dry3dCen	VKGroInc	VKMidCapGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc	WFGrowth
Reinvested dividends	$3,816	63,317	–	30,314	–	25,941	956	–
Mortality and expense risk charges (note 2)	(11,844)	(39,395)	(13,490)	(30,166)	(3,556)	(55,214)	(2,301)	(6,485)

Net investment income (loss)	(8,028)	23,922	(13,490)	148	(3,556)	(29,273)	(1,345)	(6,485)

Proceeds from mutual fund shares sold	115,609	631,442	347,937	1,866,582	211,881	1,181,677	97,879	257,279
Cost of mutual fund shares sold	(106,990)	(507,091)	(325,570)	(1,535,568)	(202,902)	(932,568)	(83,018)	(222,648)

Realized gain (loss) on investments	8,619	124,351	22,367	331,014	8,979	249,109	14,861	34,631
Change in unrealized gain (loss) on investments	53,815	(262,524)	22,190	(1,165,651)	(21,762)	(530,091)	(8,381)	79,411

Net gain (loss) on investments	62,434	(138,173)	44,557	(834,637)	(12,783)	(280,982)	6,480	114,042

Reinvested capital gains	–	154,336	162,249	430,224	34,680	677,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$54,406	40,085	193,316	(404,265)	18,341	366,883	5,135	107,557

Investment activity:	WFLgCpGr	WFMidCpGr
Reinvested dividends	$–	–
Mortality and expense risk charges (note 2)	(25,673)	(4,372)

Net investment income (loss)	(25,673)	(4,372)

Proceeds from mutual fund shares sold	432,140	142,336
Cost of mutual fund shares sold	(344,367)	(140,789)

Realized gain (loss) on investments	87,773	1,547
Change in unrealized gain (loss) on investments	235,259	(25,872)

Net gain (loss) on investments	323,032	(24,325)

Reinvested capital gains	–	75,341

Net increase (decrease) in contract owners’ equity resulting from operations	$297,359	46,644

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBalance		AIMDynam		AIMSCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,135,547	797,505	2,120	2,616	(86,459)	(80,616)	(5,900)	(5,171)
Realized gain (loss) on investments	7,332,993	(503,657)	7,686	7,503	631,783	299,697	5,313	(23,240)
Change in unrealized gain (loss) on investments	1,624,475	18,740,537	(7,136)	12,394	155,189	625,070	(9,150)	(16,411)
Reinvested capital gains	19,775,803	15,798,752	–	–	–	–	52,919	33,100

Net increase (decrease) in contract owners’ equity resulting from operations	29,868,818	34,833,137	2,670	22,513	700,513	844,151	43,182	(11,722)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,350,704	32,346,562	672	48,819	380,090	538,595	13,653	81,788
Transfers between funds	–	–	(53,893)	(118,804)	350,269	(166,325)	86,302	466,133
Redemptions (note 3)	(69,534,612)	(59,456,305)	(15,041)	(34,563)	(1,149,363)	(785,672)	(114,101)	(63,060)
Annuity benefits	(11,771)	(10,955)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(308,725)	(336,146)	–	–	(6,713)	(7,019)	–	–
Contingent deferred sales charges (note 2)	(238,776)	(224,610)	(89)	(100)	(4,036)	(3,808)	(1,563)	(189)
Adjustments to maintain reserves	(11,581)	6,452	–	(10)	(59)	(134)	26	1,116

Net equity transactions	(43,754,761)	(27,675,002)	(68,351)	(104,658)	(429,812)	(424,363)	(15,683)	485,788

Net change in contract owners’ equity	(13,885,943)	7,158,135	(65,681)	(82,145)	270,701	419,788	27,499	474,066
Contract owners’ equity beginning of period	355,699,377	348,541,242	225,370	307,515	6,513,896	6,094,108	474,066	–

Contract owners’ equity end of period	$341,813,434	355,699,377	159,689	225,370	6,784,597	6,513,896	501,565	474,066

CHANGES IN UNITS:
Beginning units	18,895,154	20,043,511	20,074	29,943	618,013	672,720	46,426	–

Units purchased	3,908,575	5,509,615	267	7,148	91,381	144,639	14,488	92,504
Units redeemed	(5,734,626)	(6,657,972)	(6,262)	(17,017)	(128,302)	(199,346)	(16,302)	(46,078)

Ending units	17,069,103	18,895,154	14,079	20,074	581,092	618,013	44,612	46,426

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMSmCoGr		ACGro		ACIncGroA		ACIncGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	(1,947)	(93,723)	(98,015)	715	11,761	6,971	36,106
Realized gain (loss) on investments	–	134,390	(729,956)	(823,407)	83,098	107,554	117,465	(55,782)
Change in unrealized gain (loss) on investments	–	(58,404)	2,091,226	1,434,086	(437,768)	138,127	(848,845)	676,030
Reinvested capital gains	–	–	–	–	301,221	120,913	669,840	304,587

Net increase (decrease) in contract owners’ equity resulting from operations	–	74,039	1,267,547	512,664	(52,734)	378,355	(54,569)	960,941

Equity transactions:
Purchase payments received from contract owners (note 3)	–	16,011	283,864	444,904	310,183	218,114	305,613	451,242
Transfers between funds	–	(877,210)	(6,084)	(71,111)	(25,020)	(400,216)	(123,705)	(250,745)
Redemptions (note 3)	–	(49,151)	(1,641,910)	(1,097,524)	(382,402)	(188,895)	(1,315,486)	(1,297,800)
Annuity benefits	–	–	(11,372)	(10,601)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(8,844)	(10,112)	–	–	(8,706)	(9,892)
Contingent deferred sales charges (note 2)	–	(5)	(3,267)	(2,580)	(3,732)	(2,453)	(2,520)	(793)
Adjustments to maintain reserves	–	(1)	(13,438)	4,228	(31)	(110)	5	(9)

Net equity transactions	–	(910,356)	(1,401,051)	(742,796)	(101,002)	(373,560)	(1,144,799)	(1,107,997)

Net change in contract owners’ equity	–	(836,317)	(133,504)	(230,132)	(153,736)	4,795	(1,199,368)	(147,056)
Contract owners’ equity beginning of period	–	836,317	8,095,710	8,325,842	2,684,228	2,679,433	6,745,819	6,892,875

Contract owners’ equity end of period	$–	–	7,962,206	8,095,710	2,530,492	2,684,228	5,546,451	6,745,819

CHANGES IN UNITS:
Beginning units	–	116,299	221,404	218,579	246,562	283,932	302,858	357,908

Units purchased	–	22,635	26,718	133,073	48,177	57,241	25,273	32,428
Units redeemed	–	(138,934)	(68,363)	(130,248)	(58,065)	(94,611)	(75,080)	(87,478)

Ending units	–	–	179,759	221,404	236,674	246,562	253,051	302,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACIntlGrA		ACIntlGr		ACSTGvt		ACUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,551)	(1,939)	(12,061)	(9,427)	88,050	84,968	(145,206)	(174,316)
Realized gain (loss) on investments	24,494	21,014	178,030	157,316	(32,283)	(23,152)	(501,586)	(1,964,883)
Change in unrealized gain (loss) on investments	9,997	49,867	(10,612)	202,427	78,165	14,597	(55,209)	564,132
Reinvested capital gains	16,399	–	77,194	–	–	–	2,772,086	835,593

Net increase (decrease) in contract owners’ equity resulting from operations	48,339	68,942	232,551	350,316	133,932	76,413	2,070,085	(739,474)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	(8)	91	312,314	268,335	489,070	782,715
Transfers between funds	(16,687)	(53,253)	(23,258)	(102,166)	(243,021)	(170,844)	(899,590)	(1,312,598)
Redemptions (note 3)	(37,772)	(17,261)	(318,846)	(269,888)	(373,611)	(335,785)	(2,228,309)	(2,737,375)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,068)	(2,303)	(1,946)	(2,237)	(13,505)	(16,636)
Contingent deferred sales charges (note 2)	(545)	(646)	(364)	(512)	(1,153)	(1,214)	(6,929)	(7,570)
Adjustments to maintain reserves	(4)	(23)	(37)	11	4,061	(58)	(61)	(191)

Net equity transactions	(55,008)	(71,183)	(344,581)	(374,767)	(303,356)	(241,803)	(2,659,324)	(3,291,655)

Net change in contract owners’ equity	(6,669)	(2,241)	(112,030)	(24,451)	(169,424)	(165,390)	(589,239)	(4,031,129)
Contract owners’ equity beginning of period	330,497	332,738	1,641,978	1,666,429	2,733,820	2,899,210	12,041,818	16,072,947

Contract owners’ equity end of period	$323,828	330,497	1,529,948	1,641,978	2,564,396	2,733,820	11,452,579	12,041,818

CHANGES IN UNITS:
Beginning units	34,049	42,287	58,486	73,235	158,143	169,897	791,122	1,011,426

Units purchased	–	–	–	5	58,270	28,146	48,968	70,507
Units redeemed	(5,192)	(8,238)	(11,397)	(14,754)	(75,614)	(39,900)	(210,075)	(290,811)

Ending units	28,857	34,049	47,089	58,486	140,799	158,143	630,015	791,122

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt4		CSGIobFixInc		CSMidCpGr		DelDelchester
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(24,847)	(3,635)	31,004	9,651	(38,659)	(45,415)	31,652	26,675
Realized gain (loss) on investments	178,952	67,813	(13,000)	(31,766)	78,624	(122,031)	47	3,367
Change in unrealized gain (loss) on investments	263,659	250,816	23,418	59,417	253,625	184,760	(30,072)	18,481
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	417,764	314,994	41,422	37,302	293,590	17,314	1,627	48,523

Equity transactions:
Purchase payments received from contract owners (note 3)	438,971	320,255	53,830	48,812	139,768	171,668	25,950	29,147
Transfers between funds	1,277,960	1,090,766	105,323	(101,714)	(231,175)	(321,519)	(32,957)	27,751
Redemptions (note 3)	(519,266)	(143,642)	(208,572)	(264,738)	(601,387)	(526,224)	(53,308)	(62,733)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,656)	(981)	(873)	(1,012)	(3,444)	(4,173)	(574)	(622)
Contingent deferred sales charges (note 2)	(5,506)	(318)	(997)	(323)	(883)	(1,022)	–	(168)
Adjustments to maintain reserves	(64)	(62)	(23)	12	(5)	(29)	19	197

Net equity transactions	1,190,439	1,266,018	(51,312)	(318,963)	(697,126)	(681,299)	(60,870)	(6,428)

Net change in contract owners’ equity	1,608,203	1,581,012	(9,890)	(281,661)	(403,536)	(663,985)	(59,243)	42,095
Contract owners’ equity beginning of period	2,215,512	634,500	730,372	1,012,033	3,131,298	3,795,283	454,075	411,980

Contract owners’ equity end of period	$3,823,715	2,215,512	720,482	730,372	2,727,762	3,131,298	394,832	454,075

CHANGES IN UNITS:
Beginning units	142,961	50,510	49,753	71,866	200,167	243,568	26,667	27,252

Units purchased	122,456	120,692	18,103	15,896	12,528	14,602	6,937	7,173
Units redeemed	(53,451)	(28,241)	(21,839)	(38,009)	(54,357)	(58,003)	(10,572)	(7,758)

Ending units	211,966	142,961	46,017	49,753	158,338	200,167	23,032	26,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryABonds		DryApp		DryELead		DryBalOpp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,792	80,814	3,273	8,819	(228)	(498)	15,455	7,743
Realized gain (loss) on investments	(5,216)	(9,017)	348,927	215,884	(1,129)	9,535	16,543	307
Change in unrealized gain (loss) on investments	(25,322)	(11,288)	(238,338)	252,464	(2,003)	(12,698)	(235,757)	137,281
Reinvested capital gains	–	–	122,655	195,512	2,015	4,982	268,917	360

Net increase (decrease) in contract owners’ equity resulting from operations	44,254	60,509	236,517	672,679	(1,345)	1,321	65,158	145,691

Equity transactions:
Purchase payments received from contract owners (note 3)	113,200	156,740	285,119	371,651	–	–	98,684	117,497
Transfers between funds	45,305	(152,661)	(366,333)	(790,582)	–	(26,293)	27,168	(46,987)
Redemptions (note 3)	(486,646)	(511,358)	(781,168)	(582,207)	(9,933)	(37,682)	(249,073)	(278,363)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,534)	(2,913)	(3,414)	(3,703)	–	–	(1,266)	(1,418)
Contingent deferred sales charges (note 2)	(398)	(1,408)	(3,517)	(2,631)	–	–	(1,365)	(1,243)
Adjustments to maintain reserves	24	14	(54)	(101)	(15)	4	203	1,494

Net equity transactions	(331,049)	(511,586)	(869,367)	(1,007,573)	(9,948)	(63,971)	(125,649)	(209,020)

Net change in contract owners’ equity	(286,795)	(451,077)	(632,850)	(334,894)	(11,293)	(62,650)	(60,491)	(63,329)
Contract owners’ equity beginning of period	2,279,940	2,731,017	5,045,604	5,380,498	22,618	85,268	1,883,248	1,946,577

Contract owners’ equity end of period	$1,993,145	2,279,940	4,412,754	5,045,604	11,325	22,618	1,822,757	1,883,248

CHANGES IN UNITS:
Beginning units	145,007	178,348	405,513	501,974	1,754	7,031	176,376	197,213

Units purchased	20,380	12,388	39,556	48,656	–	344	17,509	15,973
Units redeemed	(41,217)	(45,729)	(106,342)	(145,117)	(748)	(5,621)	(29,405)	(36,810)

Ending units	124,170	145,007	338,727	405,513	1,006	1,754	164,480	176,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DrySP500Ix		EvEqInc		FedEqIncome		FedHiYld
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$24,635	13,705	2,107	10,294	1,857	1,823	135,685	147,554
Realized gain (loss) on investments	200,490	(340,095)	20,254	69,402	16,443	13,101	(3,794)	(39,561)
Change in unrealized gain (loss) on investments	465,771	2,024,649	(81,271)	(35,633)	(19,771)	10,904	(80,035)	112,493
Reinvested capital gains	1,765	587,351	76,290	104,047	4,100	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	692,661	2,285,610	17,380	148,110	2,629	25,828	51,856	220,486

Equity transactions:
Purchase payments received from contract owners (note 3)	1,222,358	1,470,759	72,634	62,674	503	484	184,639	251,709
Transfers between funds	(829,744)	(120,802)	62,587	32,382	(44,743)	68,657	(505,327)	541,093
Redemptions (note 3)	(3,402,528)	(3,202,823)	(194,198)	(333,110)	(5,500)	(3,741)	(443,074)	(538,051)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(23,993)	(27,472)	(1,312)	(1,582)	–	–	(1,606)	(1,537)
Contingent deferred sales charges (note 2)	(4,500)	(7,060)	(507)	(1,181)	(32)	(97)	(863)	(3,669)
Adjustments to maintain reserves	(65)	40	3	(44)	(6)	(28)	(39)	103

Net equity transactions	(3,038,472)	(1,887,358)	(60,793)	(240,861)	(49,778)	65,275	(766,270)	249,648

Net change in contract owners’ equity	(2,345,811)	398,252	(43,413)	(92,751)	(47,149)	91,103	(714,414)	470,134
Contract owners’ equity beginning of period	18,393,389	17,995,137	992,926	1,085,677	183,970	92,867	2,507,604	2,037,470

Contract owners’ equity end of period	$16,047,578	18,393,389	949,513	992,926	136,821	183,970	1,793,190	2,507,604

CHANGES IN UNITS:
Beginning units	560,996	624,278	35,468	44,806	17,923	11,009	194,727	173,763

Units purchased	64,979	89,671	8,324	6,631	48	11,186	74,546	107,710
Units redeemed	(153,778)	(152,953)	(10,425)	(15,969)	(4,750)	(4,272)	(132,927)	(86,746)

Ending units	472,197	560,996	33,367	35,468	13,221	17,923	136,346	194,727

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedIntCorpBd		FedBdFd		FidABalA		FidABalT
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$28,870	25,341	88,677	96,718	3,375	4,295	3,248	5,057
Realized gain (loss) on investments	(6,694)	(4,970)	(15,851)	13,628	24,261	10,021	18,742	15,449
Change in unrealized gain (loss) on investments	11,593	1,492	4,974	(12,585)	(26,386)	12,639	(40,614)	27,737
Reinvested capital gains	–	–	–	–	40,136	30,912	103,047	68,460

Net increase (decrease) in contract owners’ equity resulting from operations	33,769	21,863	77,800	97,761	41,386	57,867	84,423	116,703

Equity transactions:
Purchase payments received from contract owners (note 3)	135,209	53,260	161,927	227,381	11,328	11,777	128,248	136,745
Transfers between funds	72,362	(106,469)	277,204	(41,918)	39,781	(37,516)	27,027	26,467
Redemptions (note 3)	(168,530)	(91,532)	(464,174)	(501,299)	(133,210)	(119,967)	(107,138)	(158,160)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,944)	(2,257)	–	–	(1,646)	(1,790)
Contingent deferred sales charges (note 2)	(714)	(1,480)	(531)	(626)	(1,427)	(1,389)	(382)	(1,092)
Adjustments to maintain reserves	2	–	(81)	9	(37)	(45)	(11)	(4)

Net equity transactions	38,329	(146,221)	(27,599)	(318,710)	(83,565)	(147,140)	46,098	2,166

Net change in contract owners’ equity	72,098	(124,358)	50,201	(220,949)	(42,179)	(89,273)	130,521	118,869
Contract owners’ equity beginning of period	725,837	850,195	2,175,503	2,396,452	565,605	654,878	1,264,717	1,145,848

Contract owners’ equity end of period	$797,935	725,837	2,225,704	2,175,503	523,426	565,605	1,395,238	1,264,717

CHANGES IN UNITS:
Beginning units	54,941	66,370	139,144	159,931	48,763	62,215	73,978	73,624

Units purchased	24,064	7,388	41,255	27,934	4,525	1,187	12,432	15,684
Units redeemed	(21,079)	(18,817)	(42,088)	(48,721)	(11,187)	(14,639)	(9,999)	(15,330)

Ending units	57,926	54,941	138,311	139,144	42,101	48,763	76,411	73,978

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidAEGroA		FidAEqIncA		FidAEqIncT		FidAGrOppA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,241)	(9,712)	(3,373)	(22)	(21,313)	(11,664)	(7,277)	(7,422)
Realized gain (loss) on investments	70,859	38,008	210,627	231,731	372,231	151,818	32,679	44,529
Change in unrealized gain (loss) on investments	194,202	11,956	(508,785)	213,060	(637,618)	315,136	90,174	(27,067)
Reinvested capital gains	–	–	414,769	162,706	399,243	166,017	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	251,820	40,252	113,238	607,475	112,543	621,307	115,576	10,040

Equity transactions:
Purchase payments received from contract owners (note 3)	155,830	184,113	483,048	500,001	300,602	425,766	73,099	60,752
Transfers between funds	188,776	(100,157)	(160,420)	(394,818)	(64,265)	36,664	56,272	(300,782)
Redemptions (note 3)	(88,004)	(145,708)	(595,248)	(466,214)	(1,071,773)	(791,227)	(136,697)	(151,845)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(5,467)	(5,425)	–	–
Contingent deferred sales charges (note 2)	(1,495)	(3,471)	(6,113)	(7,469)	(4,879)	(2,623)	(2,189)	(486)
Adjustments to maintain reserves	(28)	(59)	(80)	(145)	25	(26)	(36)	(25)

Net equity transactions	255,079	(65,282)	(278,813)	(368,645)	(845,757)	(336,871)	(9,551)	(392,386)

Net change in contract owners’ equity	506,899	(25,030)	(165,575)	238,830	(733,214)	284,436	106,025	(382,346)
Contract owners’ equity beginning of period	894,569	919,599	4,428,184	4,189,354	4,558,425	4,273,989	576,813	959,159

Contract owners’ equity end of period	$1,401,468	894,569	4,262,609	4,428,184	3,825,211	4,558,425	682,838	576,813

CHANGES IN UNITS:
Beginning units	125,406	135,715	286,632	313,369	185,763	200,850	70,456	121,384

Units purchased	69,274	30,674	47,771	53,223	17,476	33,105	24,615	83,120
Units redeemed	(36,836)	(40,983)	(64,449)	(79,960)	(50,415)	(48,192)	(26,422)	(134,048)

Ending units	157,844	125,406	269,954	286,632	152,824	185,763	68,649	70,456

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidAGrOppT		FidAHiIncT		FidAOvA		FidAsMgr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,340)	(47,293)	94,934	126,176	17	(1,042)	42,045	44,341
Realized gain (loss) on investments	143,014	(235,342)	93,843	32,868	115	44,169	55,136	33,443
Change in unrealized gain (loss) on investments	593,713	390,832	(150,012)	151,691	1,189	(27,137)	(121,428)	(10,071)
Reinvested capital gains	–	–	–	–	1,410	859	149,123	133,887

Net increase (decrease) in contract owners’ equity resulting from operations	688,387	108,197	38,765	310,735	2,731	16,849	124,876	201,600

Equity transactions:
Purchase payments received from contract owners (note 3)	192,508	250,429	–	–	–	–	122,311	176,128
Transfers between funds	316,293	(223,642)	(295,400)	(132,184)	–	(131,805)	(44,282)	(111,545)
Redemptions (note 3)	(667,354)	(849,782)	(541,983)	(499,821)	(108)	(68,381)	(481,402)	(926,385)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,426)	(6,418)	(1,697)	(2,045)	–	–	(3,680)	(4,166)
Contingent deferred sales charges (note 2)	(1,177)	(2,063)	(2,455)	(647)	(5)	(1,672)	(597)	(911)
Adjustments to maintain reserves	(25)	(38)	(24)	234	1	(8)	(42)	24

Net equity transactions	(165,181)	(831,514)	(841,559)	(634,463)	(112)	(201,866)	(407,692)	(866,855)

Net change in contract owners’ equity	523,206	(723,317)	(802,794)	(323,728)	2,619	(185,017)	(282,816)	(665,255)
Contract owners’ equity beginning of period	3,475,475	4,198,792	2,245,182	2,568,910	17,610	202,627	2,554,173	3,219,428

Contract owners’ equity end of period	$3,998,681	3,475,475	1,442,388	2,245,182	20,229	17,610	2,271,357	2,554,173

CHANGES IN UNITS:
Beginning units	235,646	294,745	118,500	153,451	1,467	19,671	114,369	155,360

Units purchased	52,311	36,102	13,418	8,611	–	–	6,960	10,904
Units redeemed	(64,364)	(95,201)	(55,875)	(43,562)	(8)	(18,204)	(24,411)	(51,895)

Ending units	223,593	235,646	76,043	118,500	1,459	1,467	96,918	114,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidCapInc		FidEqInc		FidMgln		FidPurtn
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$19,595	22,885	36,179	37,211	(132,967)	(139,385)	132,259	160,697
Realized gain (loss) on investments	(5,839)	(8,611)	516,280	126,772	(1,584,652)	(1,475,735)	166,945	43,164
Change in unrealized gain (loss) on investments	(3,031)	36,685	(998,260)	979,861	2,366,014	(1,456,646)	(540,884)	582,298
Reinvested capital gains	–	–	545,321	643,235	1,772,537	3,996,272	684,869	399,630

Net increase (decrease) in contract owners’ equity resulting from operations	10,725	50,959	99,520	1,787,079	2,420,932	924,506	443,189	1,185,789

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	508,703	609,006	584,194	606,671	370,126	397,080
Transfers between funds	–	–	(238,078)	25,430	(576,457)	(877,559)	(13,981)	82,662
Redemptions (note 3)	(75,628)	(69,087)	(2,221,831)	(1,761,538)	(3,339,207)	(3,402,694)	(1,966,912)	(1,899,373)
Annuity benefits	–	–	(399)	(354)	–	–	–	–
Annual contract maintenance charges (note 2)	(668)	(772)	(12,630)	(12,910)	(20,417)	(23,409)	(9,565)	(10,437)
Contingent deferred sales charges (note 2)	(48)	(18)	(2,385)	(1,663)	(4,015)	(4,970)	(2,979)	(5,645)
Adjustments to maintain reserves	(115)	95	182	(223)	(92)	(630)	(1,006)	44

Net equity transactions	(76,459)	(69,782)	(1,966,438)	(1,142,252)	(3,355,994)	(3,702,591)	(1,624,317)	(1,435,669)

Net change in contract owners’ equity	(65,734)	(18,823)	(1,866,918)	644,827	(935,062)	(2,778,085)	(1,181,128)	(249,880)
Contract owners’ equity beginning of period	459,068	477,891	11,179,974	10,535,147	15,685,270	18,463,355	9,525,181	9,775,061

Contract owners’ equity end of period	$393,334	459,068	9,313,056	11,179,974	14,750,208	15,685,270	8,344,053	9,525,181

CHANGES IN UNITS:
Beginning units	5,826	6,767	93,962	104,705	510,739	636,228	286,741	333,373

Units purchased	–	–	7,974	12,791	27,870	32,752	18,275	23,903
Units redeemed	(954)	(941)	(23,723)	(23,534)	(129,061)	(158,241)	(65,305)	(70,535)

Ending units	4,872	5,826	78,213	93,962	409,548	510,739	239,711	286,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHI		FidVIPOvS2R		FranMutSer		FranSmMCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,641	1,432	57,079	(14,425)	122,685	47,110	(26,482)	(27,665)
Realized gain (loss) on investments	(36)	(68)	183,733	69,923	542,593	571,601	227,519	193,470
Change in unrealized gain (loss) on investments	(1,271)	685	(13,684)	248,150	(833,929)	169,748	(280,852)	(183,901)
Reinvested capital gains	–	–	197,910	8,192	327,418	585,067	315,196	167,436

Net increase (decrease) in contract owners’ equity resulting from operations	334	2,049	425,038	311,840	158,767	1,373,526	235,381	149,340

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	338,723	458,852	1,198,333	984,408	109,319	241,659
Transfers between funds	–	–	664,029	1,374,378	609,899	539,551	(376,390)	(296,576)
Redemptions (note 3)	–	–	(660,891)	(202,673)	(1,762,785)	(1,622,527)	(387,976)	(190,074)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(16)	(17)	(1,560)	(805)	(5,874)	(5,278)	–	–
Contingent deferred sales charges (note 2)	–	–	(6,536)	(558)	(12,505)	(7,797)	(2,973)	(1,332)
Adjustments to maintain reserves	(14)	(11)	(47)	(13)	3	(207)	(47)	(90)

Net equity transactions	(30)	(28)	333,718	1,629,181	27,071	(111,850)	(658,067)	(246,413)

Net change in contract owners’ equity	304	2,021	758,756	1,941,021	185,838	1,261,676	(422,686)	(97,073)
Contract owners’ equity beginning of period	22,924	20,903	2,832,836	891,815	9,777,596	8,515,920	2,392,681	2,489,754

Contract owners’ equity end of period	$23,228	22,924	3,591,592	2,832,836	9,963,434	9,777,596	1,969,995	2,392,681

CHANGES IN UNITS:
Beginning units	873	874	188,000	68,873	511,413	517,613	289,296	319,814

Units purchased	–	–	96,602	150,632	138,919	124,644	35,759	76,226
Units redeemed	(1)	(1)	(78,506)	(31,505)	(134,894)	(130,844)	(108,736)	(106,744)

Ending units	872	873	206,096	188,000	515,438	511,413	216,319	289,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPForSec3		FranBSInv		JAdvBal		JAdvIntlGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$39,037	1,577	(12,293)	8,414	15,350	3,959	908	(225)
Realized gain (loss) on investments	348,877	151,282	193,879	330,692	71,941	75,367	1,991	991
Change in unrealized gain (loss) on investments	13,966	506,979	(825,034)	(61,434)	(71,849)	(53,954)	10,190	19,861
Reinvested capital gains	213,735	–	401,998	269,546	84,892	87,095	2,915	–

Net increase (decrease) in contract owners’ equity resulting from operations	615,615	659,838	(241,450)	547,218	100,334	112,467	16,004	20,627

Equity transactions:
Purchase payments received from contract owners (note 3)	791,643	653,384	644,183	874,483	42,445	61,024	–	–
Transfers between funds	45,605	706,842	64,263	135,575	(91,626)	(122,612)	–	(316)
Redemptions (note 3)	(1,096,541)	(720,554)	(595,466)	(443,833)	(180,457)	(202,251)	(2,848)	(1,402)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,713)	(2,108)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(5,001)	(865)	(5,459)	(2,927)	(1,971)	(722)	(63)	–
Adjustments to maintain reserves	(25)	(11)	(8)	(177)	(77)	(30)	(39)	(7)

Net equity transactions	(267,032)	636,688	107,513	563,121	(231,686)	(264,591)	(2,950)	(1,725)

Net change in contract owners’ equity	348,583	1,296,526	(133,937)	1,110,339	(131,352)	(152,124)	13,054	18,902
Contract owners’ equity beginning of period	4,224,492	2,927,966	4,641,285	3,530,946	1,265,873	1,417,997	67,660	48,758

Contract owners’ equity end of period	$4,573,075	4,224,492	4,507,348	4,641,285	1,134,521	1,265,873	80,714	67,660

CHANGES IN UNITS:
Beginning units	280,958	233,560	200,922	175,926	106,188	129,865	4,626	4,763

Units purchased	84,765	119,830	60,165	92,034	11,210	13,346	–	–
Units redeemed	(98,880)	(72,432)	(57,011)	(67,038)	(29,699)	(37,023)	(195)	(137)

Ending units	266,843	280,958	204,076	200,922	87,699	106,188	4,431	4,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAdWrld		JanFund		Jan20Fd		JanWrldwde
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,430)	3,497	(61,312)	(71,667)	(253,899)	(158,074)	(47,341)	(2,578)
Realized gain (loss) on investments	28,005	27,911	(202,434)	(729,950)	(1,638,113)	(2,445,846)	(124,314)	(979,822)
Change in unrealized gain (loss) on investments	18,821	44,943	1,243,697	1,477,180	8,848,036	4,922,161	626,132	1,860,969
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	41,396	76,351	979,951	675,563	6,956,024	2,318,241	454,477	878,569

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	406,451	474,302	963,584	1,194,343	–	4,352
Transfers between funds	(41,246)	(89,940)	(143,264)	(404,696)	509,256	(1,061,458)	(166,001)	(559,426)
Redemptions (note 3)	(43,152)	(61,599)	(1,328,738)	(1,024,574)	(4,659,705)	(3,253,499)	(880,303)	(907,279)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,994)	(12,299)	(31,689)	(35,369)	(8,465)	(9,460)
Contingent deferred sales charges (note 2)	(110)	(591)	(2,224)	(3,592)	(6,597)	(10,723)	(1,057)	(2,516)
Adjustments to maintain reserves	(40)	(23)	(51)	(83)	(112)	(48)	(30)	7

Net equity transactions	(84,548)	(152,153)	(1,078,820)	(970,942)	(3,225,263)	(3,166,754)	(1,055,856)	(1,474,322)

Net change in contract owners’ equity	(43,152)	(75,802)	(98,869)	(295,379)	3,730,761	(848,513)	(601,379)	(595,753)
Contract owners’ equity beginning of period	536,746	612,548	7,573,724	7,869,103	22,841,154	23,689,667	5,786,091	6,381,844

Contract owners’ equity end of period	$493,594	536,746	7,474,855	7,573,724	26,571,915	22,841,154	5,184,712	5,786,091

CHANGES IN UNITS:
Beginning units	70,080	92,412	516,839	587,461	878,681	1,016,777	340,387	435,577

Units purchased	–	–	39,841	33,916	113,796	70,513	–	219
Units redeemed	(10,174)	(22,332)	(114,035)	(104,538)	(229,275)	(208,609)	(56,239)	(95,409)

Ending units	59,906	70,080	442,645	516,839	763,202	878,681	284,148	340,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LazSmCap		LBShrtDBd		MFSStratInc		NWBondD
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(34,212)	(38,192)	41,566	32,940	39,583	45,158	57,641	67,516
Realized gain (loss) on investments	(233,669)	(172,840)	(24,799)	(15,207)	(1,902)	5,634	(4,662)	435
Change in unrealized gain (loss) on investments	(259,802)	28,664	25,834	10,386	(18,310)	1,175	19,296	(15,437)
Reinvested capital gains	349,107	588,325	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(178,576)	405,957	42,601	28,119	19,371	51,967	72,275	52,514

Equity transactions:
Purchase payments received from contract owners (note 3)	260,054	296,401	85,857	43,042	43,705	123,764	105,758	149,087
Transfers between funds	(241,440)	(82,811)	47,599	56,648	49,300	(103,289)	(84,234)	(141,374)
Redemptions (note 3)	(454,546)	(673,781)	(96,864)	(175,033)	(146,541)	(181,075)	(416,002)	(320,856)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,967)	(3,064)	(1,096)	(1,187)	(893)	(1,139)	(2,187)	(2,620)
Contingent deferred sales charges (note 2)	(1,338)	(2,198)	(98)	(377)	(396)	(607)	(1,243)	(2,235)
Adjustments to maintain reserves	(78)	(9)	(242)	160	(8)	(39)	2	(107)

Net equity transactions	(440,315)	(465,462)	35,156	(76,747)	(54,833)	(162,385)	(397,906)	(318,105)

Net change in contract owners’ equity	(618,891)	(59,505)	77,757	(48,628)	(35,462)	(110,418)	(325,631)	(265,591)
Contract owners’ equity beginning of period	2,859,414	2,918,919	981,208	1,029,836	912,120	1,022,538	1,773,410	2,039,001

Contract owners’ equity end of period	$2,240,523	2,859,414	1,058,965	981,208	876,658	912,120	1,447,779	1,773,410

CHANGES IN UNITS:
Beginning units	139,652	164,638	66,778	72,068	66,662	78,799	47,041	58,803

Units purchased	18,026	44,092	34,939	11,207	9,176	13,868	5,560	4,620
Units redeemed	(38,867)	(69,078)	(32,403)	(16,497)	(13,163)	(26,005)	(18,586)	(16,382)

Ending units	118,811	139,652	69,314	66,778	62,675	66,662	34,015	47,041

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWBondInx		NWFund		NWGovBd		NWGrowthA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$10,104	8,064	(11,446)	(11,939)	120,394	133,273	(4,896)	(7,093)
Realized gain (loss) on investments	(2,630)	(3,051)	(31,321)	(192,982)	(43,875)	(95,149)	29,119	54,104
Change in unrealized gain (loss) on investments	7,057	1,629	(396,555)	270,503	151,176	68,739	49,007	(29,867)
Reinvested capital gains	–	–	752,399	546,752	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,531	6,642	313,077	612,334	227,695	106,863	73,230	17,144

Equity transactions:
Purchase payments received from contract owners (note 3)	62,022	80,725	321,717	305,112	189,252	262,686	69,756	78,957
Transfers between funds	11,220	(30,479)	(87,497)	(240,315)	(95,098)	(234,465)	30,520	(184,494)
Redemptions (note 3)	(57,125)	(30,689)	(1,037,580)	(1,053,046)	(785,581)	(772,822)	(67,119)	(154,112)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(7,184)	(8,742)	(3,276)	(3,998)	(584)	(574)
Contingent deferred sales charges (note 2)	(728)	(351)	(2,281)	(1,353)	(4,942)	(2,258)	(518)	(1,748)
Adjustments to maintain reserves	(62)	(15)	10	(138)	368	129	59	253

Net equity transactions	15,327	19,191	(812,815)	(998,482)	(699,277)	(750,728)	32,114	(261,718)

Net change in contract owners’ equity	29,858	25,833	(499,738)	(386,148)	(471,582)	(643,865)	105,344	(244,574)
Contract owners’ equity beginning of period	294,326	268,493	5,148,271	5,534,419	4,181,154	4,825,019	426,705	671,279

Contract owners’ equity end of period	$324,184	294,326	4,648,533	5,148,271	3,709,572	4,181,154	532,049	426,705

CHANGES IN UNITS:
Beginning units	22,784	21,251	63,919	81,825	281,627	332,211	35,920	59,143

Units purchased	10,123	6,819	11,004	28,403	37,971	51,773	18,926	23,209
Units redeemed	(8,965)	(5,286)	(13,231)	(46,309)	(84,642)	(102,357)	(16,821)	(46,432)

Ending units	23,942	22,784	61,692	63,919	234,956	281,627	38,025	35,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWGrowthD		NWIntIndx		NWIDAggr		NWIDCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,838)	(12,807)	288	238	35,160	(226)	59,814	34,142
Realized gain (loss) on investments	72,425	63,619	487	171	42,880	47,101	20,822	6,052
Change in unrealized gain (loss) on investments	57,542	(7,655)	542	3,603	(65,173)	143,241	(22,522)	19,677
Reinvested capital gains	–	–	667	624	70,374	37,558	28,646	29,522

Net increase (decrease) in contract owners’ equity resulting from operations	122,129	43,157	1,984	4,636	83,241	227,674	86,760	89,393

Equity transactions:
Purchase payments received from contract owners (note 3)	3,246	3,548	–	–	389,056	396,418	184,908	292,728
Transfers between funds	(13,103)	(97,099)	–	(256)	(40,067)	50,091	388,332	175,118
Redemptions (note 3)	(266,034)	(256,176)	(1,180)	(106)	(123,482)	(176,402)	(439,602)	(152,607)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,390)	(1,736)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,842)	(227)	(1)	(2)	(1,400)	(2,241)	(3,221)	(1,056)
Adjustments to maintain reserves	(75)	89	(25)	(9)	(68)	(39)	(28)	(42)

Net equity transactions	(279,198)	(351,601)	(1,206)	(373)	224,039	267,827	130,389	314,141

Net change in contract owners’ equity	(157,069)	(308,444)	778	4,263	307,280	495,501	217,149	403,534
Contract owners’ equity beginning of period	870,952	1,179,396	23,622	19,359	1,800,016	1,304,515	2,043,840	1,640,306

Contract owners’ equity end of period	$713,883	870,952	24,400	23,622	2,107,296	1,800,016	2,260,989	2,043,840

CHANGES IN UNITS:
Beginning units	22,617	39,806	1,781	1,811	149,364	124,879	171,840	144,727

Units purchased	44	55	–	–	32,371	43,758	56,959	44,662
Units redeemed	(4,049)	(17,244)	(91)	(30)	(14,672)	(19,273)	(47,269)	(17,549)

Ending units	18,612	22,617	1,690	1,781	167,063	149,364	181,530	171,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWIDMod		NWIDModAgg		NWIDModCon		NWLgCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$205,380	64,259	84,068	8,062	61,281	29,447	(9,613)	(816)
Realized gain (loss) on investments	463,012	86,590	87,003	38,568	47,399	15,127	75,361	99,840
Change in unrealized gain (loss) on investments	(433,831)	487,801	(104,315)	302,803	(55,863)	52,818	(455,083)	(49,640)
Reinvested capital gains	195,425	179,425	117,069	76,718	59,496	59,666	298,055	397,348

Net increase (decrease) in contract owners’ equity resulting from operations	429,986	818,075	183,825	426,151	112,313	157,058	(91,280)	446,732

Equity transactions:
Purchase payments received from contract owners (note 3)	552,669	1,359,945	1,170,272	722,456	190,736	495,340	291,789	346,053
Transfers between funds	(134,900)	71,023	70,744	15,895	(99,967)	167,303	(214,336)	716,498
Redemptions (note 3)	(2,329,100)	(367,677)	(518,716)	(323,571)	(241,485)	(188,877)	(504,913)	(451,775)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,203)	(1,852)
Contingent deferred sales charges (note 2)	(5,452)	(3,781)	(3,738)	(5,981)	(713)	(1,269)	(3,445)	(1,388)
Adjustments to maintain reserves	(78)	(141)	(91)	(11)	(30)	(86)	(35)	(28)

Net equity transactions	(1,916,861)	1,059,369	718,471	408,788	(151,459)	472,411	(433,143)	607,508

Net change in contract owners’ equity	(1,486,875)	1,877,444	902,296	834,939	(39,146)	629,469	(524,423)	1,054,240
Contract owners’ equity beginning of period	9,384,597	7,507,153	3,833,765	2,998,826	2,535,819	1,906,350	3,086,672	2,032,432

Contract owners’ equity end of period	$7,897,722	9,384,597	4,736,061	3,833,765	2,496,673	2,535,819	2,562,249	3,086,672

CHANGES IN UNITS:
Beginning units	778,859	685,861	317,275	280,453	209,987	169,351	189,451	149,960

Units purchased	65,767	139,758	103,288	69,826	28,673	61,452	48,343	97,864
Units redeemed	(214,980)	(46,760)	(47,054)	(33,004)	(40,979)	(20,816)	(74,691)	(58,373)

Ending units	629,646	778,859	373,509	317,275	197,681	209,987	163,103	189,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWMdCpMkt		NWMyMktP		NWMyMktS		NWSP500Indx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25	962	367,474	319,225	251,615	180,551	6,697	4,455
Realized gain (loss) on investments	104,446	33,062	–	–	–	–	284,346	306,170
Change in unrealized gain (loss) on investments	(125,945)	(17,687)	–	–	–	–	(204,541)	223,812
Reinvested capital gains	129,419	85,226	–	–	–	–	57,863	17,303

Net increase (decrease) in contract owners’ equity resulting from operations	107,945	101,563	367,474	319,225	251,615	180,551	144,365	551,740

Equity transactions:
Purchase payments received from contract owners (note 3)	164,758	326,421	1,592,583	2,006,408	1,538,431	1,393,475	271,472	422,445
Transfers between funds	(129,862)	300,692	2,850,513	2,573,289	653,718	3,133,469	177,870	(392,026)
Redemptions (note 3)	(240,975)	(51,070)	(4,539,361)	(3,312,847)	(1,310,963)	(2,439,129)	(983,947)	(347,821)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(15,262)	(17,230)	–	–	(2,046)	(1,897)
Contingent deferred sales charges (note 2)	(968)	(1,461)	(8,493)	(7,557)	(4,812)	(20,940)	(3,967)	(1,681)
Adjustments to maintain reserves	31	(160)	178	9	59	(204)	(100)	(122)

Net equity transactions	(207,016)	574,422	(119,842)	1,242,072	876,433	2,066,671	(540,718)	(321,102)

Net change in contract owners’ equity	(99,071)	675,985	247,632	1,561,297	1,128,048	2,247,222	(396,353)	230,638
Contract owners’ equity beginning of period	1,653,775	977,790	10,726,969	9,165,672	6,997,751	4,750,529	4,275,167	4,044,529

Contract owners’ equity end of period	$1,554,704	1,653,775	10,974,601	10,726,969	8,125,799	6,997,751	3,878,814	4,275,167

CHANGES IN UNITS:
Beginning units	114,194	73,263	446,136	393,056	640,190	449,909	429,809	460,212

Units purchased	21,419	49,367	389,152	370,389	417,775	749,734	78,706	119,229
Units redeemed	(34,266)	(8,436)	(394,047)	(317,309)	(340,993)	(559,453)	(136,990)	(149,632)

Ending units	101,347	114,194	441,241	446,136	716,972	640,190	371,525	429,809

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWSmCap		NWSmCapIx		NWValOpp		NVITIDAgg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(37,620)	(55,736)	471	1,880	(3,083)	(4,618)	7,362	6,703
Realized gain (loss) on investments	522,485	476,913	85,807	23,719	(7,329)	(3,726)	33,293	10,019
Change in unrealized gain (loss) on investments	(1,574,727)	585,239	(160,068)	24,807	(49,786)	12,010	(37,346)	56,213
Reinvested capital gains	814,715	229,009	58,677	109,884	39,736	38,523	32,690	5,951

Net increase (decrease) in contract owners’ equity resulting from operations	(275,147)	1,235,425	(15,113)	160,290	(20,462)	42,189	35,999	78,886

Equity transactions:
Purchase payments received from contract owners (note 3)	277,483	387,548	207,568	319,151	6,588	66,813	275,197	130,431
Transfers between funds	(953,541)	87,247	(407,317)	249,881	(33,880)	(94,636)	135,481	547,786
Redemptions (note 3)	(896,990)	(694,146)	(229,962)	(55,818)	(24,526)	(42,054)	(148,912)	(57,163)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,854)	(3,906)	–	–	–	–	(2,363)	(1,044)
Contingent deferred sales charges (note 2)	(1,825)	(2,963)	(1,193)	(432)	(381)	–	(682)	(140)
Adjustments to maintain reserves	(155)	(66)	(69)	(82)	(73)	(26)	14	(14)

Net equity transactions	(1,578,882)	(226,286)	(430,973)	512,700	(52,272)	(69,903)	258,735	619,856

Net change in contract owners’ equity	(1,854,029)	1,009,139	(446,086)	672,990	(72,734)	(27,714)	294,734	698,742
Contract owners’ equity beginning of period	5,654,710	4,645,571	1,458,075	785,085	293,641	321,355	980,064	281,322

Contract owners’ equity end of period	$3,800,681	5,654,710	1,011,989	1,458,075	220,907	293,641	1,274,798	980,064

CHANGES IN UNITS:
Beginning units	216,630	229,634	97,827	61,125	17,052	21,774	71,501	23,675

Units purchased	41,579	99,454	22,747	51,660	1,347	14,725	34,384	56,000
Units redeemed	(100,039)	(112,458)	(50,063)	(14,958)	(4,357)	(19,447)	(16,949)	(8,174)

Ending units	158,170	216,630	70,511	97,827	14,042	17,052	88,936	71,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDCon2		NVITIDMod2		NVITIDModAg2		NVITIDModCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,032	747	19,744	11,808	19,799	18,504	3,593	1,819
Realized gain (loss) on investments	24	(35)	28,821	54,352	140,479	28,186	3,261	(245)
Change in unrealized gain (loss) on investments	(817)	826	(20,146)	34,326	(82,576)	135,545	(3,575)	2,851
Reinvested capital gains	1,695	353	21,504	10,021	35,843	19,437	4,775	1,516

Net increase (decrease) in contract owners’ equity resulting from operations	2,934	1,891	49,923	110,507	113,545	201,672	8,054	5,941

Equity transactions:
Purchase payments received from contract owners (note 3)	38,695	16,374	279,645	155,604	453,270	263,571	75,598	76,483
Transfers between funds	23,449	212	262,918	331,863	200,669	1,026,335	40,337	11,692
Redemptions (note 3)	(1,719)	(1,227)	(213,632)	(372,805)	(896,921)	(187,968)	(54,422)	(26,489)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(245)	(171)	(2,896)	(1,883)	(4,169)	(2,363)	(752)	(446)
Contingent deferred sales charges (note 2)	(2)	–	(155)	(3,282)	(10,156)	(87)	(60)	(82)
Adjustments to maintain reserves	(13)	11	(17)	4	(9)	(6)	(31)	9

Net equity transactions	60,165	15,199	325,863	109,501	(257,316)	1,099,482	60,670	61,167

Net change in contract owners’ equity	63,099	17,090	375,786	220,008	(143,771)	1,301,154	68,724	67,108
Contract owners’ equity beginning of period	48,698	31,608	1,126,874	906,866	2,270,454	969,300	153,505	86,397

Contract owners’ equity end of period	$111,797	48,698	1,502,660	1,126,874	2,126,683	2,270,454	222,229	153,505

CHANGES IN UNITS:
Beginning units	4,408	2,998	91,583	81,006	172,773	83,390	13,164	7,929

Units purchased	5,550	1,620	47,315	44,041	55,512	114,419	10,771	9,740
Units redeemed	(228)	(210)	(21,785)	(33,464)	(73,810)	(25,036)	(5,694)	(4,505)

Ending units	9,730	4,408	117,113	91,583	154,475	172,773	18,241	13,164

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITJPBal		NBGen		NBGuard		NBGuardT
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,818	2,615	(180,917)	(34,864)	(19,606)	(28,629)	(1,010)	(2,530)
Realized gain (loss) on investments	15,409	7,484	1,225,353	1,483,177	208,202	91,078	9,112	36,218
Change in unrealized gain (loss) on investments	(13,072)	14,876	(431,803)	(1,687,537)	(291,467)	70,884	(26,296)	(20,871)
Reinvested capital gains	5,105	–	2,394,812	1,196,371	273,304	185,657	31,828	14,137

Net increase (decrease) in contract owners’ equity resulting from operations	9,260	24,975	3,007,445	957,147	170,433	318,990	13,634	26,954

Equity transactions:
Purchase payments received from contract owners (note 3)	36,615	37,331	977,147	1,735,546	112,560	104,915	5,900	1,792
Transfers between funds	18,360	(19,030)	(1,031,752)	(1,721,061)	(14,244)	(167,191)	60,157	(77,973)
Redemptions (note 3)	(101,523)	(29,926)	(2,846,700)	(2,910,328)	(669,365)	(462,028)	(10,185)	(35,900)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(332)	(295)	(9,568)	(11,141)	(3,299)	(3,560)	–	–
Contingent deferred sales charges (note 2)	(471)	(237)	(14,366)	(10,635)	(464)	(528)	(121)	(21)
Adjustments to maintain reserves	24	(23)	26	(214)	(31)	(4)	(35)	(30)

Net equity transactions	(47,327)	(12,180)	(2,925,213)	(2,917,833)	(574,843)	(528,396)	55,716	(112,132)

Net change in contract owners’ equity	(38,067)	12,795	82,232	(1,960,686)	(404,410)	(209,406)	69,350	(85,178)
Contract owners’ equity beginning of period	243,931	231,136	16,358,793	18,319,479	2,861,814	3,071,220	218,524	303,702

Contract owners’ equity end of period	$205,864	243,931	16,441,025	16,358,793	2,457,404	2,861,814	287,874	218,524

CHANGES IN UNITS:
Beginning units	20,618	21,649	681,574	807,488	123,393	148,320	17,972	27,967

Units purchased	4,758	4,871	80,391	158,791	7,706	9,292	5,527	190
Units redeemed	(8,534)	(5,902)	(192,525)	(284,705)	(31,334)	(34,219)	(1,266)	(10,185)

Ending units	16,842	20,618	569,440	681,574	99,765	123,393	22,233	17,972

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBPart		NBPartT		NBSocRes		OppCapApA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(62,157)	(50,446)	(5,000)	(4,950)	(10,771)	(12,407)	(25,187)	(25,913)
Realized gain (loss) on investments	640,546	409,687	56,972	54,318	72,090	27,281	81,384	170,103
Change in unrealized gain (loss) on investments	(238,764)	269,828	(11,700)	1,655	(16,349)	115,656	154,103	20,157
Reinvested capital gains	209,326	109,536	15,448	10,142	57,072	15,026	47,024	–

Net increase (decrease) in contract owners’ equity resulting from operations	548,951	738,605	55,720	61,165	102,042	145,556	257,324	164,347

Equity transactions:
Purchase payments received from contract owners (note 3)	381,404	492,281	5,264	7,536	179,015	267,588	205,531	367,619
Transfers between funds	(13,048)	(340,530)	(43,573)	7,967	182,783	793,543	(179,346)	(953,665)
Redemptions (note 3)	(1,638,870)	(1,369,788)	(200,475)	(30,926)	(235,333)	(95,409)	(150,758)	(248,993)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(7,531)	(8,445)	–	–	(251)	(184)	–	–
Contingent deferred sales charges (note 2)	(1,971)	(3,119)	(99)	(160)	(1,666)	(1,216)	(2,226)	(2,792)
Adjustments to maintain reserves	(65)	35	(21)	202	(21)	5	(57)	(65)

Net equity transactions	(1,280,081)	(1,229,566)	(238,904)	(15,381)	124,527	964,327	(126,856)	(837,896)

Net change in contract owners’ equity	(731,130)	(490,961)	(183,184)	45,784	226,569	1,109,883	130,468	(673,549)
Contract owners’ equity beginning of period	6,681,163	7,172,124	621,923	576,139	1,634,820	524,937	2,214,629	2,888,178

Contract owners’ equity end of period	$5,950,033	6,681,163	438,739	621,923	1,861,389	1,634,820	2,345,097	2,214,629

CHANGES IN UNITS:
Beginning units	174,025	208,718	42,201	43,693	120,462	43,761	260,714	360,986

Units purchased	17,595	33,596	1,740	16,345	42,358	101,129	38,568	97,939
Units redeemed	(48,987)	(68,289)	(16,769)	(17,837)	(33,684)	(24,428)	(53,582)	(198,211)

Ending units	142,633	174,025	27,172	42,201	129,136	120,462	245,700	260,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppChpIncA		OppGlobA		OppStrIncA		OppGlSec4
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,962	12,228	(33,514)	(81,560)	39,440	22,259	(9,325)	(29,828)
Realized gain (loss) on investments	(565)	(876)	1,250,743	1,278,404	2,438	1,369	502,043	273,987
Change in unrealized gain (loss) on investments	(17,475)	6,497	(1,244,434)	68,617	12,169	14,501	(508,626)	454,627
Reinvested capital gains	–	–	629,568	701,372	–	–	418,008	351,939

Net increase (decrease) in contract owners’ equity resulting from operations	(3,078)	17,849	602,363	1,966,833	54,047	38,129	402,100	1,050,725

Equity transactions:
Purchase payments received from contract owners (note 3)	31,349	76,351	(29)	382	138,996	123,186	1,065,285	1,631,019
Transfers between funds	31,281	(118,752)	(822,843)	(1,359,625)	136,485	(89,950)	344,150	988,017
Redemptions (note 3)	(48,786)	(20,736)	(2,297,138)	(2,394,796)	(94,307)	(92,916)	(1,714,333)	(1,064,874)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,344)	(11,883)	–	–	(5,232)	(4,478)
Contingent deferred sales charges (note 2)	(229)	(343)	(4,026)	(5,573)	(1,832)	(687)	(7,875)	(4,851)
Adjustments to maintain reserves	(27)	36	(75)	(183)	138	(19)	(22)	(139)

Net equity transactions	13,588	(63,444)	(3,134,455)	(3,771,678)	179,480	(60,386)	(318,027)	1,544,694

Net change in contract owners’ equity	10,510	(45,595)	(2,532,092)	(1,804,845)	233,527	(22,257)	84,073	2,595,419
Contract owners’ equity beginning of period	238,841	284,436	12,944,367	14,749,212	595,446	617,703	8,277,875	5,682,456

Contract owners’ equity end of period	$249,351	238,841	10,412,275	12,944,367	828,973	595,446	8,361,948	8,277,875

CHANGES IN UNITS:
Beginning units	17,997	23,082	393,370	526,968	39,653	43,760	548,551	436,757

Units purchased	5,005	7,292	–	126	20,402	11,842	131,594	246,257
Units redeemed	(3,947)	(12,377)	(89,202)	(133,724)	(8,867)	(15,949)	(151,336)	(134,463)

Ending units	19,055	17,997	304,168	393,370	51,188	39,653	528,809	548,551

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PhxBalFd		PimTotRetA		PutIntlEq		PutVoyager
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,185	9,369	125,464	119,097	72	45	(669)	(1,164)
Realized gain (loss) on investments	24,145	18,994	(38,225)	(38,377)	31	19	3,642	16,959
Change in unrealized gain (loss) on investments	(54,297)	(1,559)	131,321	(10,130)	(645)	826	(944)	(11,419)
Reinvested capital gains	59,797	82,287	23,374	13,814	912	235	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,830	109,091	241,934	84,404	370	1,125	2,029	4,376

Equity transactions:
Purchase payments received from contract owners (note 3)	61,911	71,445	308,600	287,823	–	–	16,329	13,012
Transfers between funds	(19,411)	(73,227)	225,500	(185,455)	–	–	11,673	(93,086)
Redemptions (note 3)	(109,384)	(295,755)	(813,278)	(659,407)	–	–	(22,295)	(25,544)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,271)	(1,520)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(48)	(1,431)	(6,247)	(3,752)	–	–	(448)	–
Adjustments to maintain reserves	12	(19)	148	77	(3)	(1)	(31)	(28)

Net equity transactions	(68,191)	(300,507)	(285,277)	(560,714)	(3)	(1)	5,228	(105,646)

Net change in contract owners’ equity	(29,361)	(191,416)	(43,343)	(476,310)	367	1,124	7,257	(101,270)
Contract owners’ equity beginning of period	937,643	1,129,059	3,710,444	4,186,754	5,382	4,258	62,246	163,516

Contract owners’ equity end of period	$908,282	937,643	3,667,101	3,710,444	5,749	5,382	69,503	62,246

CHANGES IN UNITS:
Beginning units	43,231	57,925	274,095	316,198	265	265	4,722	12,850

Units purchased	5,326	4,794	54,215	34,803	–	–	2,176	2,282
Units redeemed	(8,480)	(19,488)	(76,156)	(76,906)	–	–	(1,837)	(10,410)

Ending units	40,077	43,231	252,154	274,095	265	265	5,061	4,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TemForeign		Dry3dCen		VKGroInc		VKMidCapGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,218	43,518	(8,028)	(12,066)	23,922	13,724	(13,490)	(6,381)
Realized gain (loss) on investments	358,617	422,665	8,619	(47,433)	124,351	62,806	22,367	57,343
Change in unrealized gain (loss) on investments	(661,938)	8,670	53,815	125,307	(262,524)	144,504	22,190	(33,195)
Reinvested capital gains	988,182	423,162	–	–	154,336	183,952	162,249	37,710

Net increase (decrease) in contract owners’ equity resulting from operations	699,079	898,015	54,406	65,808	40,085	404,986	193,316	55,477

Equity transactions:
Purchase payments received from contract owners (note 3)	–	166	41,920	42,688	349,805	589,069	120,264	214,074
Transfers between funds	(456,425)	(422,824)	(648)	(118,238)	106,143	323,745	910,055	108,899
Redemptions (note 3)	(768,435)	(1,143,602)	(117,757)	(128,367)	(410,481)	(177,113)	(305,951)	(74,431)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,632)	(4,458)	(1,165)	(1,415)	–	–	–	–
Contingent deferred sales charges (note 2)	(1,783)	(2,897)	(117)	(267)	(1,136)	(2,143)	(2,300)	(516)
Adjustments to maintain reserves	(83)	35	(27)	(19)	(168)	(11)	36	(88)

Net equity transactions	(1,230,358)	(1,573,580)	(77,794)	(205,618)	44,163	733,547	722,104	247,938

Net change in contract owners’ equity	(531,279)	(675,565)	(23,388)	(139,810)	84,248	1,138,533	915,420	303,415
Contract owners’ equity beginning of period	4,999,740	5,675,305	906,072	1,045,882	3,348,357	2,209,824	767,703	464,288

Contract owners’ equity end of period	$4,468,461	4,999,740	882,684	906,072	3,432,605	3,348,357	1,683,123	767,703

CHANGES IN UNITS:
Beginning units	222,002	291,056	58,550	75,308	191,891	145,322	41,717	27,114

Units purchased	–	244	2,782	3,069	47,241	72,978	51,459	41,527
Units redeemed	(50,010)	(69,298)	(6,820)	(19,827)	(45,044)	(26,409)	(17,838)	(26,924)

Ending units	171,992	222,002	54,512	58,550	194,088	191,891	75,338	41,717

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKRealEstSec		WRAdSmCap		WFComStk		WFGrInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$148	3,928	(3,556)	(3,170)	(29,273)	(56,088)	(1,345)	(1,574)
Realized gain (loss) on investments	331,014	167,338	8,979	8,952	249,109	187,359	14,861	45,519
Change in unrealized gain (loss) on investments	(1,165,651)	393,203	(21,762)	(33,746)	(530,091)	(441,643)	(8,381)	(17,540)
Reinvested capital gains	430,224	200,071	34,680	40,101	677,138	856,909	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(404,265)	764,540	18,341	12,137	366,883	546,537	5,135	26,405

Equity transactions:
Purchase payments received from contract owners (note 3)	184,826	583,023	43,665	60,908	207,292	230,342	1,395	2,376
Transfers between funds	(1,362,318)	698,561	91,435	(16,584)	(25,457)	(49,852)	38,337	(2,443)
Redemptions (note 3)	(222,909)	(184,564)	(153,348)	(11,226)	(741,134)	(700,353)	(51,019)	(105,553)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(3,022)	(3,056)	–	–
Contingent deferred sales charges (note 2)	(2,342)	(1,520)	(263)	(417)	(1,978)	(3,785)	(940)	(2,842)
Adjustments to maintain reserves	92	(120)	(21)	(50)	684	2,986	(3)	(32)

Net equity transactions	(1,402,651)	1,095,380	(18,532)	32,631	(563,615)	(523,718)	(12,230)	(108,494)

Net change in contract owners’ equity	(1,806,916)	1,859,920	(191)	44,768	(196,732)	22,819	(7,095)	(82,089)
Contract owners’ equity beginning of period	3,282,788	1,422,868	288,219	243,451	4,298,808	4,275,989	169,326	251,415

Contract owners’ equity end of period	$1,475,872	3,282,788	288,028	288,219	4,102,076	4,298,808	162,231	169,326

CHANGES IN UNITS:
Beginning units	121,543	71,646	18,050	16,011	246,991	279,865	21,787	36,681

Units purchased	22,854	82,937	11,591	5,270	40,715	31,460	9,949	44,505
Units redeemed	(77,579)	(33,040)	(12,645)	(3,231)	(72,207)	(64,334)	(11,090)	(59,399)

Ending units	66,818	121,543	16,996	18,050	215,499	246,991	20,646	21,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFGrowth		WFLgCpGr		WFMidCpGr
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,485)	(3,537)	(25,673)	(26,088)	(4,372)	(5,495)
Realized gain (loss) on investments	34,631	8,533	87,773	(143,905)	1,547	30,472
Change in unrealized gain (loss) on investments	79,411	3,861	235,259	201,292	(25,872)	(37,995)
Reinvested capital gains	–	–	–	–	75,341	37,411

Net increase (decrease) in contract owners’ equity resulting from operations	107,557	8,857	297,359	31,299	46,644	24,393

Equity transactions:
Purchase payments received from contract owners (note 3)	124,816	142,874	166,310	223,946	29,528	80,358
Transfers between funds	135,008	104,967	(48,094)	(52,710)	105,630	(154,403)
Redemptions (note 3)	(111,515)	(36,772)	(402,328)	(349,363)	(79,250)	(45,569)
Annuity benefits	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,806)	(3,282)	–	–
Contingent deferred sales charges (note 2)	(1,570)	(1,048)	(651)	(643)	(904)	(652)
Adjustments to maintain reserves	(24)	(15)	(37)	(21)	(10)	(92)

Net equity transactions	146,715	210,006	(287,606)	(182,073)	54,994	(120,358)

Net change in contract owners’ equity	254,272	218,863	9,753	(150,774)	101,638	(95,965)
Contract owners’ equity beginning of period	400,625	181,762	1,910,814	2,061,588	301,104	397,069

Contract owners’ equity end of period	$654,897	400,625	1,920,567	1,910,814	402,742	301,104

CHANGES IN UNITS:
Beginning units	31,689	15,301	78,113	86,404	24,109	35,742

Units purchased	27,476	29,679	7,400	14,204	14,135	34,463
Units redeemed	(17,999)	(13,291)	(18,168)	(22,495)	(10,752)	(46,096)

Ending units	41,166	31,689	67,345	78,113	27,492	24,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AIM Basic Balanced Fund – Investor Class (AIMBalance)

AIM Dynamics Fund – Investor Class (AIMDynam)

AIM Small Cap Growth Fund – Investor Class (AIMSCapGr)

AIM Small Company Growth Fund – Investor Class (AIMSmCoGr)*

AIM Total Return Fund – Investor Class (AIMTotReturn)*

American Century Growth Fund – Investor Class (ACGro)

American Century Income & Growth Fund – Class A (ACIncGroA)

American Century Income & Growth Fund – Investor Class (ACIncGro)

American Century International Growth Fund – Advisor Class (ACIntlGrA)

American Century International Growth Fund – Investor Class (ACIntlGr)

American Century Short-Term Government Fund – Investor Class (ACSTGvt)

American Century Ultra® Fund – Investor Class (ACUltra)

Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – International Fund – Class IV (ACVPInt4)

Credit Suisse Global Fixed Income Fund – Common Shares (CSGIobFixInc)

Credit Suisse Mid-Cap Core Fund – Common Class

    (formerly Credit Suisse Mid Cap Growth Fund – Common Shares) (CSMidCpGr)

Delaware Delchester Fund – Institutional Class (DelDelchester)

Dreyfus A Bonds Plus, Inc. (DryABonds)

Dreyfus Appreciation Fund, Inc. (DryApp)

Dreyfus Balanced Fund, Inc. (DryBal)*

Dreyfus Emerging Leaders Fund (DryELead)

Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp)

Dreyfus S&P 500 Index Fund (DrySP500Ix)

Evergreen Equity Income Fund – Class I (EvEqInc)

Federated Equity Income Fund, Inc. – Class F Shares (FedEqIncome)

Federated High Yield Trust (FedHiYld)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd)

Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares (FedBdFd)

Fidelity® Advisor Balanced Fund – Class A (FidABalA)

Fidelity® Advisor Balanced Fund – Class T (FidABalT)

Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA)

Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA)

Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT)

Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA)

Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT)

Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT)

Fidelity® Advisor Overseas Fund – Class A (FidAOvA)

Fidelity® Asset Manager™ (FidAsMgr)

Fidelity® Capital & Income Fund (FidCapInc)

Fidelity® Equity-Income Fund (FidEqInc)

Fidelity® Magellan® Fund (FidMgln)

Fidelity® Puritan® Fund (FidPurtn)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer)

Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A (FranBSInv)

Portfolios of the Janus Adviser Series;

    Janus Adviser Series – Balanced Fund – Class S (JAdvBal)

    Janus Adviser Series – International Growth Fund – Class S (JAdvIntlGr)

    Janus Adviser Series – Worldwide Fund – Class S (JAdWrld)

Portfolios of the Janus Equity Funds;

    Janus Equity Funds – Janus Fund (JanFund)

    Janus Equity Funds – Janus Twenty Fund (Jan20Fd)

    Janus Equity Funds – Janus Worldwide Fund (JanWrldwde)

Lazard Small Cap Portfolio – Open Shares (LazSmCap)

Lehman Brothers Short Duration Bond Fund – Investor Class

    (formerly Neuberger Berman Limited Maturity Bond Fund – Investor Class) (LBShrtDBd)

MFS® Strategic Income Fund – Class A (MFSStratInc)

Nationwide Bond Fund – Class D (formerly Gartmore Bond Fund – Class D) (NWBondD)

Nationwide Bond Index Fund – Class A

    (formerly Gartmore Bond Index Fund – Class A) (NWBondInx)

Nationwide Fund – Class D (formerly Gartmore Nationwide Fund – Class D) (NWFund)

Nationwide Government Bond Fund – Class D

    (formerly Gartmore Government Bond Fund – Class D) (NWGovBd)

Nationwide Growth Fund – Class A (formerly Gartmore Growth Fund – Class A) (NWGrowthA)

Nationwide Growth Fund – Class D (formerly Gartmore Growth Fund – Class D) (NWGrowthD)

Nationwide International Index Fund – Class A

    (formerly Gartmore International Index Fund – Class A) (NWIntIndx)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Investor Destinations Aggressive Fund – Service Class

    (formerly Gartmore Investor Destinations Aggressive Fund – Service Class) (NWIDAggr)

Nationwide Investor Destinations Conservative Fund – Service Class

    (formerly Gartmore Investor Destinations Conservative Fund – Service Class) (NWIDCon)

Nationwide Investor Destinations Moderate Fund – Service Class

    (formerly Gartmore Investor Destinations Moderate Fund – Service Class) (NWIDMod)

Nationwide Investor Destinations Moderately Aggressive Fund – Service Class

    (formerly Gartmore Investor Destinations Moderately Aggressive Fund – Service Class)     (NWIDModAgg)

Nationwide Investor Destinations Moderately Conservative Fund – Service Class

    (formerly Gartmore Investor Destinations Moderately Conservative Fund – Service Class)

    (NWIDModCon)

Nationwide Large Cap Value Fund – Class A

    (formerly Gartmore Large Cap Value Fund – Class A) (NWLgCpVal)

Nationwide Mid Cap Market Index Fund – Class A

    (formerly Gartmore Mid Cap Market Index Fund – Class A) (NWMdCpMkt)

Nationwide Money Market Fund – Prime Shares

    (formerly Gartmore Money Market Fund – Prime Shares) (NWMyMktP)

Nationwide Money Market Fund – Service Class

    (formerly Gartmore Money Market Fund – Service Class) (NWMyMktS)

Nationwide S&P 500 Index Fund – Service Class

    (formerly Gartmore S&P 500 Index Fund – Service Class) (NWSP500Indx)

Nationwide Small Cap Fund – Class A

    (formerly Gartmore Small Cap Fund – Class A) (NWSmCap)

Nationwide Small Cap Index Fund – Class A

    (formerly Gartmore Small Cap Index Fund – Class A) (NWSmCapIx)

Nationwide Value Opportunities Fund – Class A

    (formerly Gartmore Value Opportunities Fund – Class A) (NWValOpp)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

    Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

    Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

    Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

    Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

    Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

    Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Neuberger Berman Genesis Fund – Trust Class (NBGen)

Neuberger Berman Guardian Fund – Investor Class (NBGuard)

Neuberger Berman Guardian Fund – Trust Class (NBGuardT)

Neuberger Berman Partners Fund – Investor Class (NBPart)

Neuberger Berman Partners Fund – Trust Class (NBPartT)

Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes)

Oppenheimer Capital Appreciation Fund A (OppCapApA)

Oppenheimer Champion Income Fund A (OppChpIncA)

Oppenheimer Global Fund A (OppGlobA)

Oppenheimer Strategic Income Fund A (OppStrIncA)

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4)

Phoenix Balanced Fund – Class A (PhxBalFd)

PIMCO Total Return Fund – Class A (PimTotRetA)

Putnam International Equity Fund – Class A (PutIntlEq)

Putnam Voyager Fund – Class A (PutVoyager)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Strong Advisor Mid Cap Growth Fund – Class Z (StrMidCapGr)*

Templeton Foreign Fund – Class A (TemForeign)

The Dreyfus Premier Third Century Fund, Inc. – Class Z (Dry3dCen)

Van Kampen Growth and Income Fund – Class A (VKGroInc)

Van Kampen Mid Cap Growth Fund – Class A (VKMidCapGro)

Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec)

Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap)

Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk)

Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc)

Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth)

Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr)

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of invest- ments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distribu- tions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges – Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC	–	(0.25%)
Five Year CDSC	–	(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon	–	0.25%
In Oregon only	–	0.30%
Death Benefit Options:
Five-Year Reset	–	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issued on or after 1-2-01)	–	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)	–	0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,

(iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up (for contracts issued prior to 1-2-01)	–	0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	0.45%
Option 2	–	0.30%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges (1) :	1.30%	2.55%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	AIMBalance	AIMDynam	AIMSCapGr	ACGro	ACIncGroA	ACIncGro	ACIntlGrA
0.95%	$429,125	599	6,002	1,907	1,194	8,315	–	1,545
1.00%	20,621	–	137	24	–	202	–	–
1.05%	7,801	–	431	109	366	794	–	–
1.10%	134,393	91	5,896	200	274	2,437	–	116
1.15%	47,803	40	447	180	499	786	–	280
1.20%	335,944	484	5,419	1,974	4,189	8,279	–	1,130
1.25%	61,692	105	1,591	568	355	2,666	–	127
1.30%	3,098,490	–	61,773	18	92,742	317	83,549	–
1.35%	58,642	30	1,161	104	959	857	–	58
1.40%	58,212	815	889	80	357	3,681	–	80
1.45%	142,953	346	2,253	349	2,756	2,580	–	191
1.50%	24,242	62	310	330	198	421	–	114
1.55%	7,250	32	124	41	–	208	–	–
1.60%	4,353	–	9	15	–	7	–	–
1.65%	8,519	–	17	1	–	887	–	–
1.70%	3,637	–	–	–	–	–	–	–
1.75%	458	–	–	–	–	19	–	–
1.80%	356	–	–	–	–	–	–	–
1.85%	246	–	–	–	–	–	–	–
1.90%	1,229	–	–	–	–	92	–	–
2.05%	19	2	–	–	–	–	–	–
2.10%	16	–	–	–	–	–	–	–
2.25%	18	–	–	–	–	–	–	–

Totals	$4,446,019	2,606	86,459	5,900	103,889	32,548	83,549	3,641

	ACIntlGr	ACSTGvt	ACUltra	ACVPInt4	CSGIobFixInc	CSMidCpGr	DelDelchester	DryABonds
0.95%	$–	5,721	5,644	1,508	–	–	–	–
1.00%	–	1,967	49	66	–	–	–	–
1.05%	–	–	151	43	–	–	–	–
1.10%	–	229	2,423	3,326	–	–	–	–
1.15%	–	–	229	421	–	–	–	–
1.20%	–	2,296	8,684	3,545	–	–	–	–
1.25%	–	143	445	1,547	–	–	–	–
1.30%	20,851	19,800	122,982	26,431	8,614	38,659	5,941	29,079
1.35%	–	171	1,313	599	–	–	–	–
1.40%	–	473	798	1,435	–	–	–	–
1.45%	–	2,076	2,068	626	–	–	–	–
1.50%	–	76	304	133	–	–	–	–
1.55%	–	–	30	–	–	–	–	–
1.60%	–	–	8	152	–	–	–	–
1.65%	–	121	53	1	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	15	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	24	–	–	–	–	–
1.90%	–	15	–	49	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	1	–	–	–	–	–

Totals	$20,851	33,103	145,206	39,882	8,614	38,659	5,941	29,079

	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
0.95%	$6,171	72	1,425	–	–	583	1,903	2,495
1.00%	151	–	1,390	–	–	–	77	–
1.05%	–	–	386	–	–	–	8	–
1.10%	1,504	–	368	–	–	101	1,052	1,693
1.15%	314	–	21	–	–	–	464	171
1.20%	9,676	97	2,400	–	–	946	2,596	2,726
1.25%	1,316	59	327	–	–	104	422	190
1.30%	32,661	–	14,845	231,706	13,081	–	18,985	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
1.35%	2,246	–	240	–	–	8	407	790
1.40%	524	–	175	–	–	–	1,340	–
1.45%	1,490	–	2,064	–	–	92	1,278	600
1.50%	1,120	–	77	–	–	1	158	38
1.55%	–	–	–	–	–	–	–	–
1.60%	97	–	3	–	–	–	74	–
1.65%	106	–	–	–	–	–	11	359
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	3	15
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	17	–	–	–	–	–	41	1
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$57,393	228	23,721	231,706	13,081	1,835	28,819	9,078

	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT	FidAGrOppA	FidAGrOppT
0.95%	$2,334	1,599	–	5,127	15,781	–	295	–
1.00%	–	–	–	108	120	–	–	–
1.05%	188	93	–	–	440	–	–	–
1.10%	425	1,665	–	456	3,968	–	679	–
1.15%	–	–	–	335	2,074	–	343	–
1.20%	1,432	368	–	3,398	10,702	–	3,478	–
1.25%	448	1,214	–	242	2,024	–	320	–
1.30%	22,345	–	17,555	28	353	57,219	75	48,340
1.35%	44	557	–	257	4,131	–	207	–
1.40%	201	49	–	960	3,515	–	550	–
1.45%	718	547	–	1,626	6,088	–	1,054	–
1.50%	–	231	–	406	1,240	–	244	–
1.55%	–	–	–	12	276	–	–	–
1.60%	–	–	–	14	178	–	–	–
1.65%	–	–	–	272	894	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	45	–	–	–
1.80%	–	–	–	–	31	–	–	–
1.85%	–	–	–	–	50	–	–	–
1.90%	11	–	–	–	93	–	32	–
2.05%	13	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$28,159	6,323	17,555	13,241	52,003	57,219	7,277	48,340

	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
0.95%	$4,530	36	–	–	–	–	–	–
1.00%	183	–	–	–	–	–	–	–
1.05%	30	–	–	–	–	–	–	–
1.10%	47	–	–	–	–	–	–	–
1.15%	208	–	–	–	–	–	–	–
1.20%	961	88	–	–	–	–	–	–
1.25%	211	–	–	–	–	–	–	–
1.30%	16,146	–	32,440	5,382	140,888	198,551	120,415	304
1.35%	49	22	–	–	–	–	–	–
1.40%	199	–	–	–	–	–	–	–
1.45%	341	62	–	–	–	–	–	–
1.50%	103	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
1.85%	–	–	–	–	–	–	–	–
1.90%	9	32	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$23,017	240	32,440	5,382	140,888	198,551	120,415	304

	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	JAdvBal	JAdvIntlGr	JAdWrld
0.95%	$3,959	19,556	11,270	3,714	15,153	4,769	–	1,062
1.00%	33	835	342	489	883	52	–	49
1.05%	–	112	641	67	57	–	–	–
1.10%	4,218	3,434	870	1,181	5,497	490	–	375
1.15%	494	2,837	564	1,162	1,764	180	–	–
1.20%	3,654	11,187	5,867	4,893	15,176	3,900	528	2,608
1.25%	1,604	3,850	1,258	853	3,110	951	183	489
1.30%	24,271	71,215	173	39,959	606	101	106	–
1.35%	299	3,104	714	840	3,373	849	6	323
1.40%	40	4,940	699	3,596	4,588	513	1	91
1.45%	1,230	4,969	3,048	2,047	8,039	1,304	83	1,230
1.50%	74	1,121	654	592	499	433	1	12
1.55%	–	117	39	–	178	–	–	4
1.60%	119	261	46	47	4	–	–	–
1.65%	1	935	263	82	739	243	–	69
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	32	32	–	–	–	–	–
1.85%	–	–	–	–	24	–	–	–
1.90%	–	98	2	–	–	–	14	8
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$39,996	128,603	26,482	59,522	59,690	13,785	922	6,320

	JanFund	Jan20Fd	JanWrldwde	LazSmCap	LBShrtDBd	MFSStratInc	NWBondD	NWBondInx
0.95%	$4,167	4,847	22	975	–	–	1,265	388
1.00%	47	31	61	–	–	–	71	–
1.05%	395	359	–	–	–	–	167	–
1.10%	1,267	1,684	46	25	–	–	–	197
1.15%	198	1,053	–	–	–	–	–	23
1.20%	2,565	5,839	166	535	–	–	325	1,468
1.25%	1,610	1,955	1,070	91	–	–	165	125
1.30%	86,076	287,354	73,083	31,896	14,375	11,709	17,039	54
1.35%	569	408	–	55	–	–	6	228
1.40%	110	859	–	8	–	–	–	13
1.45%	1,322	1,172	68	201	–	–	959	1,205
1.50%	418	173	2	59	–	–	–	37
1.55%	37	49	–	–	–	–	–	–
1.60%	–	38	–	269	–	–	–	85
1.65%	32	59	–	–	–	–	–	42
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	17	117	–	98	–	–	18	–
2.05%	–	–	–	–	–	–	3	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$98,830	305,997	74,518	34,212	14,375	11,709	20,018	3,865

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	NWFund	NWGovBd	NWGrowthA	NWGrowthD	NWIntIndx	NWIDAggr	NWIDCon	NWIDMod
0.95%	$531	10,374	557	415	–	3,314	13,989	37,875
1.00%	39	182	–	–	–	1,824	652	1,089
1.05%	–	45	–	–	–	–	–	–
1.10%	905	1,563	131	–	33	3,209	430	8,595
1.15%	93	189	–	–	–	1,076	291	9,692
1.20%	1,106	3,152	868	269	192	7,771	3,093	18,851
1.25%	235	54	93	–	1	218	223	3,004
1.30%	58,803	24,231	3,760	9,180	–	36	139	228
1.35%	92	856	328	4	1	1,433	1,330	1,995
1.40%	129	2,629	10	–	–	618	–	3,343
1.45%	810	1,524	280	72	66	3,053	3,109	12,097
1.50%	9	39	–	–	–	308	39	2,752
1.55%	–	–	–	–	–	–	228	1,731
1.60%	–	13	–	–	–	204	–	86
1.65%	17	–	–	–	1	68	–	712
1.70%	–	–	–	–	–	–	–	3,637
1.75%	–	–	–	–	–	–	–	202
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	49	–	–	1	–	–	25
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$62,769	44,900	6,027	9,940	295	23,132	23,523	105,914

	NWIDModAgg	NWIDModCon	NWLgCpVal	NWMdCpMkt	NWMyMktP	NWMyMktS	NWSP500Indx	NWSmCap
0.95%	$8,062	10,275	4,310	6,943	–	28,762	5,327	3,265
1.00%	514	300	312	240	–	985	548	275
1.05%	–	–	44	–	–	216	172	57
1.10%	7,178	4,885	1,994	2,060	–	16,522	4,638	1,313
1.15%	3,647	740	272	730	–	3,485	140	913
1.20%	15,184	3,810	3,205	4,229	–	15,279	11,431	3,380
1.25%	864	1,890	975	562	–	1,842	2,388	647
1.30%	331	140	24,384	72	141,376	309	17,313	54,913
1.35%	3,767	1,449	785	1,157	–	2,392	1,266	202
1.40%	1,639	2,079	22	262	–	807	79	469
1.45%	7,812	2,881	1,406	1,967	–	7,285	5,099	1,594
1.50%	2,728	300	133	529	–	1,233	2,078	16
1.55%	262	–	–	–	–	–	65	–
1.60%	486	11	12	418	–	88	108	–
1.65%	147	19	140	124	–	52	32	78
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	26	–	61	22	–
1.80%	–	–	–	–	–	–	126	–
1.85%	–	–	–	–	–	–	75	–
1.90%	28	–	–	4	–	106	–	–
2.05%	–	–	–	–	–	–	1	–
2.10%	–	–	–	16	–	–	–	–
2.25%	–	–	–	–	–	–	7	–

Totals	$52,649	28,779	37,994	19,339	141,376	79,424	50,915	67,122

	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
0.95%	$5,047	1,393	–	–	–	–	–	411
1.00%	115	105	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	745	191	–	–	–	–	–	–
1.15%	500	–	–	–	–	–	–	21
1.20%	4,155	475	–	–	–	–	–	862
1.25%	1,086	146	–	–	–	–	–	28
1.30%	74	–	14,319	1,026	17,923	27,661	2,541	958
1.35%	1,221	147	–	–	–	–	–	24
1.40%	237	1	–	–	–	–	–	–
1.45%	1,215	253	–	–	–	–	–	333
1.50%	380	51	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
1.55%	–	–	–	–	–	–	–	–
1.60%	110	321	–	–	–	–	–	–
1.65%	55	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$14,940	3,083	14,319	1,026	17,923	27,661	2,541	2,637

	NBGen	NBGuard	NBGuardT	NBPart	NBPartT	NBSocRes	OppCapApA	OppChpIncA
0.95%	$22,144	–	443	–	1,677	10,702	9,550	686
1.00%	1,053	–	59	–	394	308	202	–
1.05%	168	–	–	–	336	–	73	–
1.10%	9,507	–	252	–	115	467	1,287	–
1.15%	2,333	–	–	–	386	180	292	–
1.20%	20,845	–	1,172	–	1,399	2,553	7,340	1,319
1.25%	2,096	–	102	–	239	62	603	179
1.30%	132,389	35,784	–	82,524	–	3,411	70	163
1.35%	3,961	–	180	–	91	402	964	349
1.40%	2,942	–	8	–	–	1,143	855	10
1.45%	4,968	–	610	–	177	949	2,712	460
1.50%	570	–	1	–	28	2	722	–
1.55%	538	–	–	–	1,451	–	–	–
1.60%	156	–	–	–	–	–	121	–
1.65%	–	–	–	–	–	–	367	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	29	–
1.85%	–	–	–	–	–	–	–	–
1.90%	8	–	–	–	11	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$203,678	35,784	2,827	82,524	6,304	20,179	25,187	3,166

	OppGlobA	OppStrIncA	OppGlSec4	PhxBalFd	PimTotRetA	PutIntlEq	PutVoyager	TemForeign
0.95%	$10,357	2,211	15,510	–	13,339	–	16	10,254
1.00%	520	–	903	–	250	–	–	48
1.05%	592	86	749	–	–	–	–	63
1.10%	3,031	714	5,803	–	3,610	–	21	1,405
1.15%	1,357	482	1,690	–	1,470	–	156	–
1.20%	8,115	2,294	14,012	–	10,644	–	383	1,917
1.25%	1,798	231	4,010	–	846	–	–	129
1.30%	121,615	–	54,745	12,168	521	–	–	42,203
1.35%	837	226	1,477	–	1,433	–	23	425
1.40%	1,508	583	928	–	2,206	–	–	1,138
1.45%	1,440	1,629	4,900	–	4,140	81	57	1,058
1.50%	619	–	445	–	579	1	13	66
1.55%	108	–	–	–	1,706	–	–	–
1.60%	12	20	48	–	188	–	–	–
1.65%	26	–	136	–	966	–	–	102
1.70%	–	–	–	–	–	–	–	–
1.75%	30	–	–	–	–	–	–	–
1.80%	–	–	–	–	106	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	66	–	56	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	2	–	8	–	–	–

Totals	$152,031	8,476	105,414	12,168	42,012	82	669	58,808

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Dry3dCen	VKGroInc	VKMidCapGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc	WFGrowth
0.95%	$230	18,265	5,316	10,627	935	7,839	378	445
1.00%	–	543	223	1,012	–	559	–	–
1.05%	–	93	46	55	–	169	–	–
1.10%	5	3,033	640	2,660	442	709	–	26
1.15%	172	1,010	210	780	–	–	–	313
1.20%	928	7,262	4,285	8,291	1,353	4,782	1,493	3,640
1.25%	252	619	946	1,380	146	737	43	918
1.30%	9,910	347	77	103	–	36,978	–	–
1.35%	15	2,654	265	1,102	46	470	25	38
1.40%	–	1,947	112	690	13	119	10	13
1.45%	295	3,096	1,210	2,968	522	2,472	144	1,092
1.50%	13	209	146	156	27	320	4	–
1.55%	–	–	14	–	–	–	–	–
1.60%	–	120	–	174	72	4	155	–
1.65%	–	164	–	126	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	20	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	24	–	–	–	–	–	49	–
1.90%	–	13	–	42	–	56	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$11,844	39,395	13,490	30,166	3,556	55,214	2,301	6,485

	WFLgCpGr	WFMidCpGr
0.95%	$–	1,418
1.00%	–	–
1.05%	–	–
1.10%	–	40
1.15%	–	96
1.20%	–	1,026
1.25%	–	362
1.30%	25,673	–
1.35%	–	226
1.40%	–	84
1.45%	–	1,035
1.50%	–	85
1.55%	–	–
1.60%	–	–
1.65%	–	–
1.70%	–	–
1.75%	–	–
1.80%	–	–
1.85%	–	–
1.90%	–	–
2.05%	–	–
2.10%	–	–
2.25%	–	–

Totals	$25,673	4,372

(Continued)

  NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $918,080 and $1,793,231, respectively, and total transfers from the Account to the fixed account were $1,018,823 and $1,623,070, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $74,878 and $100,013 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Basic Balanced Fund – Investor Class
2007	0.95% to 2.05%	14,079	$11.44 to 11.13	$159,689	2.45%	1.48% to 0.34%
2006	0.95% to 2.05%	20,074	11.27 to 11.09	225,370	2.21%	9.62% to 8.40%
2005	0.95% to 2.05%	29,943	10.28 to 10.23	307,515	1.83%	2.82% to 2.30%	(a) (b)
AIM Dynamics Fund – Investor Class
2007	0.95% to 1.65%	581,092	8.10 to 7.67	6,784,597	0.00%	11.27% to 10.48%
2006	0.95% to 1.65%	618,013	7.28 to 6.94	6,513,896	0.00%	15.43% to 14.61%
2005	0.95% to 1.70%	672,720	6.30 to 6.04	6,094,108	0.00%	9.32% to 8.49%
2004	0.95% to 1.70%	721,091	5.77 to 5.57	6,175,372	0.00%	10.88% to 10.04%
2003	0.95% to 1.70%	833,176	5.20 to 5.06	6,557,162	0.00%	36.96% to 35.93%
AIM Small Cap Growth Fund – Investor Class
2007	0.95% to 1.65%	44,612	11.28 to 11.14	501,565	0.00%	10.32% to 9.54%
2006	0.95% to 1.60%	46,426	10.22 to 10.18	474,066	0.00%	2.24% to 1.75%	(a) (b)
AIM Small Company Growth Fund – Investor Class
2005	0.95% to 1.60%	116,299	7.28 to 7.01	836,317	0.00%	4.49% to 3.81%
2004	0.95% to 1.60%	76,283	6.96 to 6.75	526,465	0.00%	11.97% to 11.23%
2003	0.95% to 1.65%	92,094	6.22 to 6.06	569,039	0.00%	32.23% to 31.29%
AIM Total Return Fund – Investor Class
2004	0.95% to 2.05%	34,578	9.92 to 9.42	338,932	1.28%	2.76% to 1.62%
2003	0.95% to 2.05%	43,049	9.66 to 9.27	411,647	1.49%	15.31% to 14.03%
American Century Growth Fund – Investor Class
2007	0.95% to 1.50%	179,759	8.28 to 7.94	7,896,699	0.13%	17.85% to 17.19%
2006	0.95% to 1.50%	221,404	7.03 to 6.77	8,016,547	0.07%	6.92% to 6.33%
2005	0.95% to 1.50%	218,579	6.57 to 6.37	8,245,172	0.40%	3.85% to 3.27%
2004	0.95% to 1.70%	216,274	6.33 to 6.11	8,691,140	0.04%	8.86% to 8.04%
2003	0.95% to 1.70%	199,202	5.82 to 5.66	8,425,454	0.00%	23.23% to 22.30%
American Century Income & Growth Fund – Class A
2007	0.95% to 1.90%	236,674	10.88 to 10.10	2,530,492	1.28%	-1.49% to -2.44%
2006	0.95% to 1.90%	246,562	11.04 to 10.36	2,684,228	1.54%	15.76% to 14.65%
2005	0.95% to 1.90%	283,932	9.54 to 9.03	2,679,433	1.70%	3.54% to 2.55%
2004	0.95% to 1.90%	261,253	9.21 to 8.81	2,385,190	1.77%	11.64% to 10.57%
2003	0.95% to 1.90%	254,671	8.25 to 7.97	2,086,730	2.02%	28.10% to 26.88%
American Century Income & Growth Fund – Investor Class
2007	1.30%	253,051	21.92	5,546,451	1.47%	-1.60%
2006	1.30%	302,858	22.27	6,745,819	1.80%	15.66%
2005	1.30%	357,908	19.26	6,892,875	1.88%	3.43%
2004	1.30%	404,012	18.62	7,522,589	1.95%	11.51%
2003	1.30%	431,936	16.70	7,212,151	1.70%	27.94%
American Century International Growth Fund – Advisor Class
2007	0.95% to 1.50%	28,857	11.35 to 10.88	323,828	0.33%	15.78% to 15.14%
2006	0.95% to 1.50%	34,049	9.81 to 9.45	330,497	0.48%	23.53% to 22.85%
2005	0.95% to 1.50%	42,287	7.94 to 7.69	332,738	1.49%	11.99% to 11.37%
2004	0.95% to 1.50%	46,456	7.09 to 6.91	326,791	0.37%	13.95% to 13.31%
2003	0.95% to 1.90%	172,001	6.22 to 6.00	1,061,173	0.73%	23.92% to 22.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century International Growth Fund – Investor Class
2007	1.30%	47,089	$32.49	$1,529,948	0.55%	15.73%
2006	1.30%	58,486	28.07	1,641,978	0.72%	23.38%
2005	1.30%	73,235	22.75	1,666,429	1.64%	11.87%
2004	1.30%	91,337	20.34	1,857,828	0.96%	13.81%
2003	1.30%	115,663	17.87	2,067,110	0.81%	23.75%

American Century Short-Term Government Fund – Investor Class
2007	0.95% to 1.90%	140,799	12.77 to 11.86	2,560,887	4.57%	5.35% to 4.34%
2006	0.95% to 1.90%	158,143	12.12 to 11.36	2,733,820	4.22%	3.02% to 2.03%
2005	0.95% to 1.90%	169,897	11.76 to 11.14	2,899,210	3.08%	0.70% to -0.26%
2004	0.95% to 1.90%	173,163	11.68 to 11.17	3,079,892	1.87%	-0.30% to -1.25%
2003	0.95% to 1.90%	194,103	11.71 to 11.31	3,453,840	2.08%	0.15% to -0.81%

American Century Ultra® Fund – Investor Class
2007	0.95% to 1.85%	630,015	8.24 to 7.68	11,452,579	0.00%	20.66% to 19.56%
2006	0.95% to 2.25%	791,122	6.83 to 8.66	12,041,818	0.00%	-4.20% to -5.45%
2005	0.95% to 2.25%	1,011,426	7.13 to 9.16	16,072,947	0.12%	1.15% to -0.17%
2004	0.95% to 2.25%	1,146,821	7.05 to 9.17	18,177,859	0.00%	9.64% to 8.20%
2003	0.95% to 2.25%	1,249,922	6.43 to 8.48	18,519,651	0.00%	24.63% to 23.00%

American Century VP – International Fund – Class IV
2007	0.95% to 1.90%	211,966	18.24 to 17.61	3,823,715	0.50%	16.77% to 15.65%
2006	0.95% to 1.90%	142,961	15.62 to 15.23	2,215,512	1.04%	23.68% to 22.50%
2005	0.95% to 1.90%	50,510	12.63 to 12.43	634,500	0.68%	11.90% to 10.83%
2004	1.05% to 1.90%	55,739	11.28 to 11.22	627,944	0.00%	12.81% to 12.17%	(a) (b)

Credit Suisse Global Fixed Income Fund – Common Shares
2007	1.30%	46,017	15.66	720,482	5.46%	6.65%
2006	1.30%	49,753	14.68	730,372	2.47%	4.24%
2005	1.30%	71,866	14.08	1,012,033	2.19%	-6.96%
2004	1.30%	65,791	15.14	995,819	7.01%	8.25%
2003	1.30%	72,744	13.98	1,017,116	13.00%	12.98%

Credit Suisse Mid-Cap Core Fund – Common Class
2007	1.30%	158,338	17.23	2,727,762	0.00%	10.13%
2006	1.30%	200,167	15.64	3,131,298	0.00%	0.39%
2005	1.30%	243,568	15.58	3,795,283	0.00%	5.52%
2004	1.30%	268,276	14.77	3,961,483	0.00%	12.10%
2003	1.30%	282,864	13.17	3,726,032	0.00%	43.47%

Delaware Delchester Fund – Institutional Class
2007	1.30%	23,032	17.14	394,832	8.86%	0.68%
2006	1.30%	26,667	17.03	454,075	7.35%	12.64%
2005	1.30%	27,252	15.12	411,980	7.90%	2.39%
2004	1.30%	40,881	14.76	603,572	6.40%	13.75%
2003	1.30%	43,328	12.98	562,391	9.96%	29.05%

Dreyfus A Bonds Plus, Inc.
2007	1.30%	124,170	16.05	1,993,145	4.86%	2.09%
2006	1.30%	145,007	15.72	2,279,940	4.52%	2.68%
2005	1.30%	178,348	15.31	2,731,017	4.56%	0.98%
2004	1.30%	213,109	15.16	3,231,535	4.18%	1.76%
2003	1.30%	231,833	14.90	3,454,549	4.07%	3.29%

Dreyfus Appreciation Fund, Inc.
2007	0.95% to 1.90%	338,727	11.33 to 10.52	4,412,754	1.28%	5.53% to 4.51%
2006	0.95% to 1.90%	405,513	10.74 to 10.07	5,045,604	1.32%	15.16% to 14.06%
2005	0.95% to 1.90%	501,974	9.32 to 8.83	5,380,498	1.37%	3.15% to 2.17%
2004	0.95% to 1.90%	499,347	9.04 to 8.64	5,249,026	1.37%	4.57% to 3.56%
2003	0.95% to 1.90%	482,126	8.64 to 8.34	4,861,163	1.33%	19.24% to 18.10%

Dreyfus Balanced Fund, Inc.
2003	0.95% to 1.70%	197,843	9.04 to 8.79	1,978,349	1.29%	16.91% to 16.03%

Dreyfus Emerging Leaders Fund
2007	1.20% to 1.25%	1,006	11.27 to 11.23	11,325	0.00%	-12.01% to -12.05%
2006	0.95% to 1.25%	1,754	13.03 to 12.77	22,618	0.00%	6.05% to 5.73%
2005	0.95% to 1.25%	7,031	12.29 to 12.08	85,268	0.00%	8.14% to 7.81%
2004	0.95% to 1.25%	8,093	11.36 to 11.20	90,953	0.00%	13.15% to 12.80%
2003	0.95% to 1.25%	10,101	10.04 to 9.93	100,549	0.00%	38.16% to 37.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus Premier Balanced Opportunity Fund – Class Z
2007	0.95% to 1.60%	164,480	$11.18 to 10.96	$1,822,757	2.11%	4.11% to 3.42%
2006	0.95% to 1.60%	176,376	10.74 to 10.60	1,883,248	1.70%	8.49% to 7.78%
2005	0.95% to 1.60%	197,213	9.90 to 9.83	1,946,577	1.56%	-2.26% to -2.90%
2004	0.95% to 1.70%	213,309	10.13 to 10.13	2,160,468	2.18%	1.29% to 1.27%	(a) (b)

Dreyfus S&P 500 Index Fund
2007	1.30%	472,197	33.98	16,047,578	1.49%	3.65%
2006	1.30%	560,996	32.79	18,393,389	1.35%	13.74%
2005	1.30%	624,278	28.83	17,995,137	1.28%	3.07%
2004	1.30%	688,019	27.97	19,242,268	1.50%	8.95%
2003	1.30%	712,646	25.67	18,293,906	1.19%	26.42%

Evergreen Equity Income Fund – Class I
2007	1.30%	33,367	28.46	949,513	1.56%	1.65%
2006	1.30%	35,468	27.99	992,926	2.30%	15.54%
2005	1.30%	44,806	24.23	1,085,677	1.56%	2.49%
2004	1.30%	46,314	23.64	1,094,936	1.99%	9.01%
2003	1.30%	39,990	21.69	867,245	2.28%	29.75%

Federated Equity Income Fund, Inc. – Class F Shares
2007	0.95% to 1.50%	13,221	10.47 to 10.05	136,821	2.30%	0.88% to 0.32%
2006	0.95% to 1.50%	17,923	10.38 to 10.02	183,970	2.34%	21.52% to 20.84%
2005	0.95% to 1.50%	11,009	8.54 to 8.29	92,867	1.84%	2.04% to 1.47%
2004	0.95% to 1.50%	12,280	8.37 to 8.17	101,722	1.90%	11.90% to 11.28%
2003	0.95% to 1.50%	14,167	7.48 to 7.34	105,332	2.08%	22.76% to 22.08%

Federated High Yield Trust
2007	0.95% to 1.90%	136,346	13.69 to 12.72	1,793,190	7.65%	2.17% to 1.18%
2006	0.95% to 1.90%	194,727	13.40 to 12.57	2,507,604	7.75%	10.16% to 9.10%
2005	0.95% to 1.90%	173,763	12.17 to 11.52	2,037,470	7.54%	1.46% to 0.49%
2004	0.95% to 1.85%	202,267	11.99 to 11.49	2,340,085	9.67%	10.57% to 9.57%
2003	0.95% to 1.90%	170,690	10.85 to 10.47	1,793,939	9.41%	21.65% to 20.48%

Federated Intermediate Corporate Bond Fund – Institutional Service Shares
2007	0.95% to 1.90%	57,926	13.97 to 13.03	797,935	4.98%	4.74% to 3.73%
2006	0.95% to 1.90%	54,941	13.34 to 12.56	725,837	4.22%	3.31% to 2.32%
2005	0.95% to 1.90%	66,370	12.91 to 12.27	850,195	5.00%	1.09% to 0.12%
2004	0.95% to 1.85%	68,364	12.77 to 12.29	866,946	3.94%	2.24% to 1.31%
2003	0.95% to 1.75%	22,611	12.49 to 12.17	280,879	5.02%	5.03% to 4.18%

Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares
2007	0.95% to 2.05%	138,311	15.31 to 14.05	2,225,704	5.31%	4.05% to 2.89%
2006	0.95% to 2.05%	139,144	14.71 to 13.66	2,175,503	5.51%	4.82% to 3.66%
2005	0.95% to 2.05%	159,931	14.03 to 13.17	2,396,452	5.70%	0.92% to -0.20%
2004	0.95% to 2.05%	162,608	13.91 to 13.20	2,414,432	6.06%	5.77% to 4.59%
2003	0.95% to 2.05%	160,643	13.15 to 12.62	2,259,338	6.43%	11.80% to 10.56%

Fidelity® Advisor Balanced Fund – Class A
2007	0.95% to 1.50%	42,101	12.63 to 12.10	523,426	1.78%	7.46% to 6.86%
2006	0.95% to 1.50%	48,763	11.75 to 11.32	565,605	1.78%	10.46% to 9.85%
2005	0.95% to 1.50%	62,215	10.64 to 10.31	654,878	1.93%	4.29% to 3.71%
2004	0.95% to 1.70%	77,870	10.20 to 9.84	788,131	2.36%	4.19% to 3.40%
2003	0.95% to 1.70%	84,334	9.79 to 9.52	820,544	2.29%	16.75% to 15.87%

Fidelity® Advisor Balanced Fund – Class T
2007	1.30%	76,411	18.26	1,395,238	1.56%	6.81%
2006	1.30%	73,978	17.10	1,264,717	1.74%	9.85%
2005	1.30%	73,624	15.56	1,145,848	1.67%	3.61%
2004	1.30%	85,032	15.02	1,277,305	2.10%	3.60%
2003	1.30%	83,221	14.50	1,206,630	2.04%	16.02%

Fidelity® Advisor Equity Growth Fund – Class A
2007	0.95% to 1.65%	157,844	9.02 to 8.56	1,401,468	0.00%	25.11% to 24.22%
2006	0.95% to 1.65%	125,406	7.21 to 6.89	894,569	0.00%	5.53% to 4.79%
2005	0.95% to 1.65%	135,715	6.83 to 6.58	919,599	0.00%	4.38% to 3.65%
2004	0.95% to 1.70%	196,942	6.54 to 6.33	1,280,886	0.00%	1.87% to 1.10%
2003	0.95% to 1.70%	176,059	6.42 to 6.27	1,126,698	0.00%	30.82% to 29.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Advisor Equity Income Fund – Class A
2007	0.95% to 1.90%	269,954	$16.06 to 14.91	$4,262,609	1.12%	2.58% to 1.59%
2006	0.95% to 1.90%	286,632	15.65 to 14.68	4,428,184	1.09%	15.96% to 14.86%
2005	0.95% to 1.90%	313,369	13.50 to 12.78	4,189,354	0.95%	5.42% to 4.41%
2004	0.95% to 1.90%	315,936	12.80 to 12.24	4,012,980	0.93%	11.06% to 9.99%
2003	0.95% to 1.90%	287,775	11.53 to 11.13	3,300,260	1.05%	27.53% to 26.31%
Fidelity® Advisor Equity Income Fund – Class T
2007	1.30%	152,824	25.03	3,825,211	0.86%	2.00%
2006	1.30%	185,763	24.54	4,558,425	1.03%	15.32%
2005	1.30%	200,850	21.28	4,273,989	0.73%	4.80%
2004	1.30%	207,282	20.31	4,208,916	0.78%	10.44%
2003	1.30%	182,726	18.39	3,359,593	0.87%	26.74%
Fidelity® Advisor Growth Opportunities Fund – Class A
2007	0.95% to 1.90%	68,649	10.17 to 9.45	682,838	0.00%	21.89% to 20.72%
2006	0.95% to 1.90%	70,456	8.35 to 7.83	576,813	0.00%	4.03% to 3.04%
2005	0.95% to 1.90%	121,384	8.02 to 7.60	959,159	0.23%	7.60% to 6.57%
2004	0.95% to 1.90%	77,514	7.46 to 7.13	571,773	0.59%	6.07% to 5.05%
2003	0.95% to 1.90%	55,941	7.03 to 6.79	390,109	0.36%	28.16% to 26.94%
Fidelity® Advisor Growth Opportunities Fund – Class T
2007	1.30%	223,593	17.88	3,998,681	0.00%	21.26%
2006	1.30%	235,646	14.75	3,475,475	0.00%	3.53%
2005	1.30%	294,745	14.25	4,198,792	0.02%	7.03%
2004	1.30%	330,246	13.31	4,395,405	0.28%	5.56%
2003	1.30%	370,410	12.61	4,670,127	0.15%	27.58%
Fidelity® Advisor High Income Advantage Fund – Class T
2007	0.95% to 1.90%	76,043	16.38 to 15.21	1,442,388	6.40%	1.25% to 0.27%
2006	0.95% to 1.90%	118,500	16.18 to 15.17	2,245,182	6.45%	14.50% to 13.40%
2005	0.95% to 1.90%	153,451	14.13 to 13.38	2,568,910	6.55%	3.62% to 2.63%
2004	0.95% to 1.90%	198,711	13.64 to 13.04	3,230,752	8.41%	13.76% to 12.67%
2003	0.95% to 1.90%	269,387	11.99 to 11.57	3,879,384	12.40%	42.27% to 40.90%
Fidelity® Advisor Overseas Fund – Class A
2007	0.95% to 1.90%	1,459	14.21 to 13.25	20,229	1.36%	15.90% to 14.79%
2006	0.95% to 1.90%	1,467	12.26 to 11.55	17,610	0.17%	17.83% to 16.70%
2005	0.95% to 1.90%	19,671	10.41 to 9.89	202,627	0.83%	13.23% to 12.15%
2004	0.95% to 1.90%	30,133	9.19 to 8.82	274,810	0.14%	11.93% to 10.86%
2003	0.95% to 1.50%	77,409	8.21 to 8.06	631,056	1.45%	42.94% to 42.15%
Fidelity® Asset Manager™
2007	1.30%	96,918	23.44	2,271,357	3.09%	4.94%
2006	1.30%	114,369	22.33	2,554,173	2.83%	7.77%
2005	1.30%	155,360	20.72	3,219,428	2.23%	2.68%
2004	1.30%	193,635	20.18	3,907,903	2.46%	4.03%
2003	1.30%	231,668	19.40	4,494,463	2.56%	15.65%
Fidelity® Capital & Income Fund
2007	1.30%	4,872	80.73	393,334	5.86%	2.46%
2006	1.30%	5,826	78.80	459,068	6.17%	11.58%
2005	1.30%	6,767	70.62	477,891	5.89%	3.68%
2004	1.30%	7,899	68.11	538,029	7.26%	11.10%
2003	1.30%	11,090	61.31	679,880	8.32%	37.32%
Fidelity® Equity-Income Fund
2007	1.30%	78,213	119.05	9,310,928	1.73%	0.07%
2006	1.30%	93,962	118.96	11,177,642	1.61%	18.25%
2005	1.30%	104,705	100.60	10,532,987	1.56%	4.36%
2004	1.30%	112,880	96.39	10,880,437	1.56%	9.84%
2003	1.30%	119,162	87.75	10,456,879	1.52%	28.27%
Fidelity® Magellan® Fund
2007	1.30%	409,548	36.02	14,750,208	0.43%	17.27%
2006	1.30%	510,739	30.71	15,685,270	0.49%	5.83%
2005	1.30%	636,228	29.02	18,463,355	0.89%	5.04%
2004	1.30%	737,378	27.63	20,371,875	1.18%	6.10%
2003	1.30%	837,429	26.04	21,806,684	0.82%	23.20%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® Puritan® Fund
2007	1.30%	239,711	$34.81	$8,344,053	2.83%	4.79%
2006	1.30%	286,741	33.22	9,525,181	2.95%	13.29%
2005	1.30%	333,373	29.32	9,775,061	2.54%	3.31%
2004	1.30%	379,994	28.38	10,784,970	2.39%	7.85%
2003	1.30%	407,038	26.31	10,711,174	2.57%	20.61%

Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.30%	872	26.64	23,228	8.43%	1.44%
2006	1.30%	873	26.26	22,924	7.82%	9.79%
2005	1.30%	874	23.92	20,903	14.72%	1.37%
2004	1.30%	875	23.59	20,644	12.36%	8.17%
2003	1.30%	2,909	21.81	63,450	7.17%	25.61%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	0.95% to 1.65%	206,096	17.60 to 17.15	3,591,592	3.02%	15.94% to 15.12%
2006	0.95% to 1.60%	188,000	15.18 to 14.92	2,832,836	0.53%	16.70% to 15.93%
2005	0.95% to 1.60%	68,873	13.01 to 12.87	891,815	0.27%	17.62% to 16.85%
2004	0.95% to 1.60%	46,477	11.06 to 11.01	513,365	0.00%	10.63% to 10.14%	(a) (b)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A
2007	0.95% to 1.90%	515,438	18.59 to 17.27	9,963,434	2.55%	1.99% to 1.00%
2006	0.95% to 1.90%	511,413	18.23 to 17.10	9,777,596	1.70%	16.86% to 15.74%
2005	0.95% to 1.90%	517,613	15.60 to 14.77	8,515,920	1.45%	8.94% to 7.90%
2004	0.95% to 1.90%	476,078	14.32 to 13.69	7,233,403	1.58%	12.42% to 11.34%
2003	0.95% to 1.90%	436,986	12.74 to 12.30	5,924,590	1.40%	24.98% to 23.79%

Franklin Small-Mid Cap Growth Fund I – Class A
2007	0.95% to 1.90%	216,319	9.24 to 8.58	1,969,995	0.00%	10.60% to 9.54%
2006	0.95% to 1.90%	289,296	8.35 to 7.83	2,392,681	0.00%	6.50% to 5.48%
2005	0.95% to 1.90%	319,814	7.84 to 7.42	2,489,754	0.10%	9.50% to 8.45%
2004	0.95% to 1.90%	435,237	7.16 to 6.84	3,094,272	0.00%	11.96% to 10.89%
2003	0.95% to 1.90%	289,019	6.39 to 6.17	1,840,506	0.00%	36.37% to 35.06%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 1.65%	266,843	17.34 to 16.89	4,573,075	2.24%	14.34% to 13.53%
2006	0.95% to 1.65%	280,958	15.16 to 14.88	4,224,492	1.30%	20.31% to 19.46%
2005	0.95% to 1.65%	233,560	12.60 to 12.45	2,927,966	1.29%	9.09% to 8.32%
2004	0.95% to 1.65%	206,884	11.55 to 11.50	2,385,079	0.49%	15.52% to 14.98%	(a) (b)

Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A
2007	0.95% to 1.85%	204,076	22.42 to 20.99	4,507,348	1.04%	-4.28% to -5.16%
2006	0.95% to 1.85%	200,922	23.43 to 22.13	4,641,285	1.36%	15.25% to 14.21%
2005	0.95% to 1.85%	175,926	20.33 to 19.38	3,530,946	0.88%	9.85% to 8.86%
2004	0.95% to 1.85%	121,505	18.50 to 17.80	2,225,352	0.89%	24.12% to 22.99%
2003	0.95% to 1.85%	77,941	14.91 to 14.47	1,154,090	0.48%	28.35% to 27.18%

Janus Adviser Series – Balanced Fund – Class S
2007	0.95% to 1.65%	87,699	13.13 to 12.47	1,134,521	2.43%	8.80% to 8.03%
2006	0.95% to 1.65%	106,188	12.07 to 11.54	1,265,873	1.42%	9.35% to 8.58%
2005	0.95% to 1.70%	129,865	11.04 to 10.60	1,417,997	1.44%	6.65% to 5.84%
2004	0.95% to 1.90%	127,676	10.35 to 9.93	1,308,970	1.53%	7.39% to 6.36%
2003	0.95% to 1.90%	148,887	9.64 to 9.34	1,427,611	1.93%	12.92% to 11.84%

Janus Adviser Series – International Growth Fund – Class S
2007	1.20% to 1.90%	4,431	18.28 to 17.37	80,714	2.47%	24.62% to 23.74%
2006	1.20% to 1.90%	4,626	14.67 to 14.03	67,660	0.83%	42.90% to 41.89%
2005	1.20% to 1.90%	4,763	10.27 to 9.89	48,758	0.57%	30.15% to 29.24%
2004	1.20% to 1.90%	6,398	7.89 to 7.65	50,327	0.08%	18.41% to 17.58%
2003	1.20% to 1.50%	109,672	6.66 to 6.60	730,459	0.97%	33.16% to 32.76%

Janus Adviser Series – Worldwide Fund – Class S
2007	0.95% to 1.90%	59,906	8.39 to 7.82	493,594	0.17%	7.88% to 6.84%
2006	0.95% to 1.90%	70,080	7.78 to 7.32	536,746	1.72%	15.82% to 14.72%
2005	0.95% to 1.90%	92,412	6.72 to 6.38	612,548	0.68%	5.06% to 4.06%
2004	0.95% to 1.90%	132,162	6.39 to 6.14	835,980	0.28%	3.74% to 2.74%
2003	0.95% to 1.90%	212,407	6.16 to 5.97	1,299,031	0.63%	21.67% to 20.50%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Equity Funds – Janus Fund
2007	0.95% to 2.05%	442,645	$7.30 to 6.70	$7,474,855	0.50%	14.12% to 12.85%
2006	0.95% to 2.05%	516,839	6.40 to 5.94	7,573,724	0.33%	9.54% to 8.33%
2005	0.95% to 2.05%	587,461	5.84 to 5.48	7,869,103	0.06%	2.99% to 1.85%
2004	0.95% to 2.05%	710,079	5.67 to 5.38	9,546,393	0.00%	3.69% to 2.54%
2003	0.95% to 2.05%	840,546	5.47 to 5.25	11,013,476	0.00%	30.46% to 29.01%

Janus Equity Funds – Janus Twenty Fund
2007	0.95% to 1.90%	763,202	8.98 to 8.34	26,571,915	0.21%	34.64% to 33.35%
2006	0.95% to 1.90%	878,681	6.67 to 6.25	22,841,154	0.57%	11.23% to 10.17%
2005	0.95% to 1.90%	1,016,777	5.99 to 5.67	23,689,667	0.20%	8.38% to 7.35%
2004	0.95% to 1.90%	1,174,936	5.53 to 5.29	24,875,542	0.03%	22.72% to 21.54%
2003	0.95% to 1.90%	1,367,638	4.51 to 4.35	22,785,027	0.51%	24.12% to 22.93%

Janus Equity Funds – Janus Worldwide Fund
2007	0.95% to 1.45%	284,148	7.51 to 7.22	5,184,712	0.50%	8.19% to 7.64%
2006	0.95% to 1.50%	340,387	6.94 to 6.69	5,786,091	1.20%	16.78% to 16.14%
2005	0.95% to 1.50%	435,577	5.94 to 5.76	6,381,844	1.03%	4.84% to 4.26%
2004	0.95% to 1.50%	552,324	5.67 to 5.52	7,768,920	0.65%	4.53% to 3.95%
2003	0.95% to 1.50%	745,134	5.42 to 5.31	10,109,603	0.94%	23.06% to 22.37%

Lazard Small Cap Portfolio – Open Shares
2007	0.95% to 1.90%	118,811	17.58 to 16.33	2,240,523	0.00%	-7.49% to -8.39%
2006	0.95% to 1.90%	139,652	19.00 to 17.82	2,859,414	0.00%	15.66% to 14.56%
2005	0.95% to 1.90%	164,638	16.43 to 15.56	2,918,919	0.00%	2.94% to 1.96%
2004	0.95% to 1.90%	194,132	15.96 to 15.26	3,342,506	0.02%	13.81% to 12.72%
2003	0.95% to 1.90%	168,554	14.02 to 13.54	2,558,176	0.00%	37.25% to 35.93%

Lehman Brothers Short Duration Bond Fund – Investor Class
2007	1.30%	69,314	15.28	1,058,965	5.48%	3.98%
2006	1.30%	66,778	14.69	981,208	4.61%	2.83%
2005	1.30%	72,068	14.29	1,029,836	3.86%	0.25%
2004	1.30%	90,347	14.25	1,287,763	3.60%	-0.39%
2003	1.30%	97,423	14.31	1,394,009	3.71%	1.20%

MFS® Strategic Income Fund – Class A
2007	1.30%	62,675	13.99	876,658	5.73%	2.23%
2006	1.30%	66,662	13.68	912,120	6.00%	5.44%
2005	1.30%	78,799	12.98	1,022,538	6.04%	0.76%
2004	1.30%	69,176	12.88	890,884	5.95%	6.91%
2003	1.30%	61,538	12.05	741,264	6.42%	12.30%

Nationwide Bond Fund – Class D
2007	0.95% to 2.05%	34,015	15.17 to 13.93	1,447,779	4.82%	5.09% to 3.92%
2006	0.95% to 2.05%	22,512	14.44 to 13.40	321,978	4.76%	3.41% to 2.26%
2005	0.95% to 2.05%	30,706	13.96 to 13.10	425,554	4.44%	2.15% to 1.02%
2004	0.95% to 2.05%	31,530	13.67 to 12.97	428,495	4.63%	3.83% to 2.68%
2003	0.95% to 2.05%	35,896	13.16 to 12.63	470,273	5.21%	5.38% to 4.21%

Tax qualified
2006	1.30%	24,457	59.17	1,447,190	4.76%	3.04%
2005	1.30%	28,025	57.42	1,609,330	4.44%	1.79%
2004	1.30%	32,581	56.42	1,838,084	4.63%	3.47%
2003	1.30%	36,727	54.53	2,002,584	5.21%	5.01%

Non-tax qualified
2006	1.30%	72	58.92	4,242	4.76%	3.04%
2005	1.30%	72	57.18	4,117	4.44%	1.79%
2004	1.30%	72	56.17	4,045	4.63%	3.47%
2003	1.30%	72	54.29	3,909	5.21%	5.01%

Nationwide Bond Index Fund – Class A
2007	0.95% to 1.65%	23,942	13.86 to 13.16	324,184	4.52%	5.30% to 4.55%
2006	0.95% to 1.65%	22,784	13.16 to 12.59	294,326	4.03%	2.76% to 2.04%
2005	0.95% to 1.65%	21,251	12.81 to 12.34	268,493	3.76%	0.90% to 0.19%
2004	0.95% to 1.65%	20,255	12.69 to 12.32	254,381	3.62%	2.75% to 2.02%
2003	0.95% to 1.65%	14,144	12.35 to 12.07	173,477	4.05%	2.20% to 1.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Fund – Class D
2007	0.95% to 1.65%	61,692	$12.00 to 11.37	$4,648,533	1.05%	6.88% to 6.12%
2006	0.95% to 1.65%	28,674	11.23 to 10.71	316,831	1.08%	12.77% to 11.97%
2005	0.95% to 1.65%	39,655	9.96 to 9.57	389,996	0.82%	6.34% to 5.60%
2004	0.95% to 1.65%	39,211	9.36 to 9.06	363,697	1.17%	8.73% to 7.96%
2003	0.95% to 1.65%	37,314	8.61 to 8.39	319,313	0.81%	25.89% to 25.00%

Tax qualified
2006	1.30%	35,190	137.07	4,823,587	1.08%	12.37%
2005	1.30%	42,114	121.99	5,137,308	0.82%	5.97%
2004	1.30%	48,114	115.11	5,538,559	1.17%	8.35%
2003	1.30%	50,848	106.25	5,402,439	0.81%	25.45%

Non-tax qualified
2006	1.30%	55	142.78	7,853	1.08%	12.37%
2005	1.30%	56	127.06	7,115	0.82%	5.97%
2004	1.30%	56	119.90	6,715	1.17%	8.35%
2003	1.30%	56	110.67	6,197	0.81%	25.45%

Nationwide Government Bond Fund – Class D
2007	0.95% to 1.90%	234,956	14.93 to 13.87	3,709,572	4.19%	6.71% to 5.68%
2006	0.95% to 1.90%	281,627	13.99 to 13.12	4,181,154	4.15%	2.87% to 1.89%
2005	0.95% to 1.90%	332,211	13.60 to 12.88	4,825,019	3.93%	1.80% to 0.83%
2004	0.95% to 1.90%	423,678	13.36 to 12.77	6,055,314	3.76%	2.44% to 1.46%
2003	0.95% to 1.90%	473,517	13.04 to 12.59	6,686,754	4.09%	0.93% to -0.04%

Nationwide Growth Fund – Class A
2007	0.95% to 1.45%	38,025	14.16 to 13.88	532,049	0.24%	18.14% to 17.54%
2006	0.95% to 1.45%	35,920	11.99 to 11.81	426,705	0.00%	5.00% to 4.47%
2005	0.95% to 1.45%	59,143	11.42 to 11.30	671,279	0.04%	5.11% to 4.58%
2004	0.95% to 1.45%	49,930	10.86 to 10.81	540,838	0.14%	6.77% to 6.23%
2003	0.95% to 1.45%	33,909	10.17 to 10.17	344,961	0.00%	1.74% to 1.72%	(a)

Nationwide Growth Fund – Class D
2007	0.95% to 1.45%	18,612	6.91 to 6.65	713,883	0.27%	18.46% to 17.86%
2006	0.95% to 1.45%	11,189	5.84 to 5.64	64,792	0.00%	5.30% to 4.77%
2005	0.95% to 1.45%	24,246	5.54 to 5.39	133,511	0.12%	5.54% to 5.01%
2004	0.95% to 1.45%	31,341	5.25 to 5.13	163,434	0.19%	7.09% to 6.54%
2003	0.95% to 1.45%	38,281	4.90 to 4.81	186,771	0.04%	31.76% to 31.10%

Tax qualified
2006	1.30%	11,313	70.50	797,599	0.00%	4.93%
2005	1.30%	15,445	67.19	1,037,727	0.12%	5.17%
2004	1.30%	18,003	63.88	1,150,114	0.19%	6.71%
2003	1.30%	21,965	59.87	1,315,025	0.04%	31.30%

Non-tax qualified
2006	1.30%	115	74.44	8,561	0.00%	4.93%
2005	1.30%	115	70.94	8,158	0.12%	5.17%
2004	1.30%	116	67.45	7,825	0.19%	6.71%
2003	1.30%	116	63.21	7,333	0.04%	31.30%

Nationwide International Index Fund – Class A
2007	1.10% to 1.90%	1,690	14.59 to 13.75	24,400	2.43%	8.94% to 8.05%
2006	1.10% to 1.90%	1,781	13.39 to 12.73	23,622	2.31%	24.26% to 23.25%
2005	1.10% to 1.90%	1,811	10.78 to 10.33	19,359	1.54%	12.27% to 11.37%
2004	1.10% to 1.90%	4,530	9.60 to 9.27	43,218	0.18%	17.83% to 16.87%
2003	1.10% to 1.90%	86,263	8.15 to 7.94	700,429	1.07%	35.53% to 34.43%

Nationwide Investor Destinations Aggressive Fund – Service Class
2007	0.95% to 1.65%	167,063	12.81 to 12.17	2,107,296	2.98%	4.88% to 4.13%
2006	0.95% to 1.65%	149,364	12.22 to 11.69	1,800,016	1.14%	15.72% to 14.90%
2005	0.95% to 1.65%	124,879	10.56 to 10.17	1,304,515	2.02%	6.82% to 6.07%
2004	0.95% to 1.60%	76,169	9.88 to 9.61	745,692	1.77%	12.92% to 12.18%
2003	0.95% to 1.50%	47,094	8.75 to 8.60	409,355	1.12%	30.44% to 29.72%

Nationwide Investor Destinations Conservative Fund – Service Class
2007	0.95% to 1.55%	181,530	12.54 to 12.00	2,260,989	3.87%	4.34% to 3.70%
2006	0.95% to 1.55%	171,840	12.02 to 11.57	2,043,840	2.97%	5.11% to 4.47%
2005	0.95% to 1.55%	144,727	11.44 to 11.08	1,640,306	2.64%	2.22% to 1.60%
2004	0.95% to 1.55%	124,360	11.19 to 10.90	1,381,387	2.24%	3.78% to 3.15%
2003	0.95% to 1.50%	73,292	10.78 to 10.59	787,586	2.03%	6.63% to 6.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Investor Destinations Moderate Fund – Service Class
2007	0.95% to 1.90%	629,646	$12.74 to 11.88	$7,897,722	3.60%	4.55% to 3.55%
2006	0.95% to 1.90%	778,859	12.18 to 11.47	9,384,597	1.88%	10.33% to 9.28%
2005	0.95% to 1.90%	685,861	11.04 to 10.50	7,507,153	2.55%	4.40% to 3.41%
2004	0.95% to 1.75%	408,308	10.58 to 10.22	4,281,135	2.10%	8.38% to 7.50%
2003	0.95% to 1.75%	109,099	9.76 to 9.51	1,057,085	1.90%	18.57% to 17.61%

Nationwide Investor Destinations Moderately Aggressive Fund – Service Class
2007	0.95% to 1.90%	373,509	12.91 to 12.04	4,736,061	3.19%	5.16% to 4.15%
2006	0.95% to 1.90%	317,275	12.28 to 11.56	3,833,765	1.44%	13.36% to 12.27%
2005	0.95% to 1.90%	280,453	10.83 to 10.30	2,998,826	2.31%	6.02% to 5.01%
2004	0.95% to 1.85%	156,228	10.21 to 9.83	1,578,276	1.46%	11.03% to 10.02%
2003	0.95% to 1.50%	155,282	9.20 to 9.03	1,418,116	1.19%	25.11% to 24.42%

Nationwide Investor Destinations Moderately Conservative Fund – Service Class
2007	0.95% to 1.65%	197,681	12.79 to 12.15	2,496,673	3.58%	4.78% to 4.03%
2006	0.95% to 1.65%	209,987	12.21 to 11.68	2,535,819	2.46%	7.47% to 6.71%
2005	0.95% to 1.65%	169,351	11.36 to 10.94	1,906,350	2.75%	3.41% to 2.69%
2004	0.95% to 1.65%	112,334	10.98 to 10.66	1,227,135	2.30%	6.04% to 5.30%
2003	0.95% to 1.50%	80,598	10.36 to 10.17	831,220	1.27%	12.45% to 11.83%

Nationwide Large Cap Value Fund – Class A
2007	0.95% to 1.65%	163,103	16.26 to 15.40	2,562,249	1.00%	-3.44% to -4.13%
2006	0.95% to 1.65%	189,451	16.84 to 16.06	3,086,672	1.12%	19.89% to 19.05%
2005	0.95% to 1.65%	149,960	13.99 to 13.44	2,032,432	1.06%	6.26% to 5.51%
2004	0.95% to 1.65%	117,301	13.16 to 12.74	1,500,937	1.05%	14.78% to 13.97%
2003	0.95% to 1.90%	99,480	11.47 to 11.07	1,115,437	1.03%	26.81% to 25.60%

Nationwide Mid Cap Market Index Fund – Class A
2007	0.95% to 2.10%	101,347	15.54 to 14.28	1,554,704	1.21%	6.22% to 4.98%
2006	0.95% to 2.10%	114,194	14.63 to 13.61	1,653,775	1.27%	8.54% to 7.28%
2005	0.95% to 1.90%	73,263	13.48 to 12.82	977,790	0.93%	10.76% to 9.71%
2004	0.95% to 1.90%	64,225	12.17 to 11.69	775,258	0.42%	14.48% to 13.39%
2003	0.95% to 1.90%	40,923	10.63 to 10.31	433,003	0.39%	33.11% to 31.83%

Nationwide Money Market Fund – Prime Shares
2007	1.30%	441,241	31.45	10,974,601	4.69%	3.48%
2006	1.30%	441,699	23.98	10,592,824	4.53%	3.20%
2005	1.30%	387,808	23.24	9,011,956	2.89%	1.38%
2004	1.30%	412,803	22.92	9,461,896	0.86%	-0.48%
2003	1.30%	464,749	23.03	10,703,514	0.65%	-0.69%

Tax qualified
2006	1.30%	3,617	30.20	109,226	4.53%	3.20%
2005	1.30%	4,426	29.26	129,511	2.89%	1.38%
2004	1.30%	5,046	28.86	145,638	0.86%	-0.48%
2003	1.30%	7,279	29.00	211,093	0.65%	-0.69%

Non-tax qualified
2006	1.30%	820	30.39	24,919	4.53%	3.20%
2005	1.30%	822	29.45	24,205	2.89%	1.38%
2004	1.30%	825	29.04	23,962	0.86%	-0.48%
2003	1.30%	827	29.18	24,135	0.65%	-0.69%

Nationwide Money Market Fund – Service Class
2007	0.95% to 1.90%	716,972	11.45 to 10.64	8,125,799	4.38%	3.75% to 2.75%
2006	0.95% to 1.90%	640,190	11.04 to 10.35	6,997,751	4.18%	3.39% to 2.40%
2005	0.95% to 2.25%	449,909	10.68 to 9.59	4,750,529	3.77%	1.60% to 0.27%
2004	0.95% to 2.25%	260,132	10.51 to 9.57	2,706,289	0.46%	-0.28% to -1.59%
2003	0.95% to 2.25%	1,054,174	10.54 to 9.72	11,007,017	0.53%	-0.45% to -1.76%

Nationwide S&P 500 Index Fund – Service Class
2007	0.95% to 2.05%	371,525	10.08 to 9.25	3,878,814	1.41%	3.76% to 2.60%
2006	0.95% to 2.25%	429,809	9.72 to 10.48	4,275,167	1.34%	14.06% to 12.57%
2005	0.95% to 2.25%	460,212	8.52 to 9.31	4,044,529	1.24%	3.26% to 1.90%
2004	0.95% to 2.25%	427,342	8.25 to 9.14	3,652,845	1.28%	9.25% to 7.81%
2003	0.95% to 2.25%	423,786	7.55 to 8.48	3,324,284	1.02%	26.57% to 24.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Small Cap Fund – Class A
2007	0.95% to 1.65%	158,170	$20.95 to 19.84	$3,800,681	0.62%	-6.94% to -7.60%
2006	0.95% to 1.65%	216,630	22.51 to 21.47	5,654,710	0.19%	27.94% to 27.03%
2005	0.95% to 1.65%	229,634	17.59 to 16.90	4,645,571	0.00%	21.35% to 20.50%
2004	0.95% to 1.65%	231,298	14.50 to 14.02	3,913,587	0.00%	24.57% to 23.69%
2003	0.95% to 1.65%	153,649	11.64 to 11.34	2,125,948	0.00%	46.61% to 45.57%

Nationwide Small Cap Index Fund – Class A
2007	0.95% to 1.65%	70,511	14.56 to 13.83	1,011,989	1.25%	-3.35% to -4.04%
2006	0.95% to 1.65%	97,827	15.06 to 14.41	1,458,075	1.37%	16.09% to 15.27%
2005	0.95% to 1.65%	61,125	12.98 to 12.50	785,085	0.80%	3.35% to 2.62%
2004	0.95% to 1.65%	65,067	12.56 to 12.18	811,847	0.70%	16.64% to 15.82%
2003	0.95% to 1.65%	27,945	10.76 to 10.52	298,888	0.49%	44.06% to 43.05%

Nationwide Value Opportunities Fund – Class A
2007	0.95% to 1.60%	14,042	15.92 to 15.18	220,907	0.00%	-8.52% to -9.12%
2006	0.95% to 1.60%	17,052	17.41 to 16.71	293,641	0.00%	16.73% to 15.96%
2005	0.95% to 1.60%	21,774	14.91 to 14.41	321,355	0.12%	6.87% to 6.17%
2004	0.95% to 1.60%	45,590	13.95 to 13.57	632,586	0.07%	12.33% to 11.59%
2003	0.95% to 1.60%	15,946	12.42 to 12.16	196,853	0.07%	35.40% to 34.51%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.30%	88,936	14.33	1,274,798	1.92%	4.57%
2006	1.30%	71,501	13.71	980,064	2.08%	15.35%
2005	1.30%	23,675	11.88	281,322	2.43%	6.53%
2004	1.30%	8,041	11.15	89,690	2.03%	11.54%	(a) (b)

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.30%	9,730	11.49	111,797	3.81%	4.00%
2006	1.30%	4,408	11.05	48,698	3.09%	4.79%
2005	1.30%	2,998	10.54	31,608	2.10%	1.97%
2004	1.30%	30	10.34	310	3.23%	3.39%	(a) (b)

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.30%	117,113	12.83	1,502,660	2.86%	4.28%
2006	1.30%	91,583	12.30	1,126,874	2.61%	9.91%
2005	1.30%	81,006	11.20	906,866	2.44%	3.98%
2004	1.30%	47,710	10.77	513,679	2.23%	7.67%	(a) (b)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.30%	154,475	13.77	2,126,683	2.16%	4.76%
2006	1.30%	172,773	13.14	2,270,454	2.35%	13.06%
2005	1.30%	83,390	11.62	969,300	2.06%	5.68%
2004	1.30%	48,890	11.00	537,718	1.75%	9.99%	(a) (b)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.30%	18,241	12.18	222,229	3.27%	4.48%
2006	1.30%	13,164	11.66	153,505	2.63%	7.02%
2005	1.30%	7,929	10.90	86,397	2.76%	3.13%
2004	1.30%	1,048	10.57	11,073	1.90%	5.66%	(a) (b)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 1.50%	16,842	12.43 to 12.00	205,864	1.98%	3.63% to 3.05%
2006	0.95% to 1.50%	20,618	12.00 to 11.64	243,931	2.29%	11.19% to 10.57%
2005	0.95% to 1.50%	21,649	10.79 to 10.53	231,136	2.18%	1.57% to 1.01%
2004	0.95% to 1.50%	13,825	10.62 to 10.42	145,621	2.23%	7.46% to 6.86%
2003	0.95% to 1.50%	10,009	9.89 to 9.75	98,367	1.58%	17.29% to 16.64%

Neuberger Berman Genesis Fund – Trust Class
2007	0.95% to 1.90%	569,440	28.63 to 26.59	16,441,025	0.14%	20.64% to 19.48%
2006	0.95% to 1.90%	681,574	23.73 to 22.25	16,358,793	1.09%	6.24% to 5.22%
2005	0.95% to 1.90%	807,488	22.34 to 21.15	18,319,479	0.00%	15.20% to 14.10%
2004	0.95% to 1.90%	738,855	19.39 to 18.54	14,615,405	0.00%	17.55% to 16.42%
2003	0.95% to 1.90%	606,006	16.49 to 15.92	10,220,042	0.00%	30.40% to 29.16%

Neuberger Berman Guardian Fund – Investor Class
2007	1.30%	99,765	24.63	2,457,404	0.61%	6.21%
2006	1.30%	123,393	23.19	2,861,814	0.33%	12.01%
2005	1.30%	148,320	20.71	3,071,220	0.65%	7.03%
2004	1.30%	167,914	19.35	3,248,495	0.29%	14.55%
2003	1.30%	193,335	16.89	3,265,121	0.29%	33.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Guardian Fund – Trust Class
2007	0.95% to 1.45%	22,233	$13.15 to 12.65	$287,874	0.72%	6.36% to 5.82%
2006	0.95% to 1.50%	17,972	12.36 to 11.91	218,524	0.20%	12.24% to 11.62%
2005	0.95% to 1.50%	27,967	11.01 to 10.67	303,702	0.48%	7.23% to 6.64%
2004	0.95% to 1.50%	39,609	10.27 to 10.01	402,509	0.22%	14.83% to 14.20%
2003	0.95% to 1.55%	39,493	8.95 to 8.75	350,024	0.20%	33.73% to 32.92%

Neuberger Berman Partners Fund – Investor Class
2007	1.30%	142,633	41.72	5,950,033	0.32%	8.66%
2006	1.30%	174,025	38.39	6,681,163	0.60%	11.73%
2005	1.30%	208,718	34.36	7,172,124	1.01%	16.46%
2004	1.30%	185,415	29.51	5,470,922	0.70%	17.66%
2003	1.30%	201,663	25.08	5,057,026	0.03%	34.11%

Neuberger Berman Partners Fund – Trust Class
2007	0.95% to 1.90%	27,172	16.31 to 15.15	438,739	0.25%	8.79% to 7.74%
2006	0.95% to 1.90%	42,201	14.99 to 14.06	621,923	0.45%	11.97% to 10.90%
2005	0.95% to 1.90%	43,693	13.39 to 12.68	576,139	0.51%	16.69% to 15.58%
2004	0.95% to 1.90%	31,510	11.47 to 10.97	358,723	0.66%	17.89% to 16.76%
2003	0.95% to 1.90%	23,117	9.73 to 9.39	223,623	0.00%	34.37% to 33.09%

Neuberger Berman Socially Responsive Fund – Trust Class
2007	0.95% to 1.50%	129,136	14.48 to 14.19	1,861,389	0.54%	6.29% to 5.69%
2006	0.95% to 1.50%	120,462	13.62 to 13.42	1,634,820	0.10%	13.13% to 12.51%
2005	0.95% to 1.45%	43,761	12.04 to 11.94	524,937	0.63%	6.43% to 5.90%
2004	0.95% to 1.40%	7,845	11.31 to 11.28	88,574	0.02%	13.13% to 12.79%	(a) (b)

Oppenheimer Capital Appreciation Fund A
2007	0.95% to 1.80%	245,700	9.67 to 9.09	2,345,097	0.00%	12.68% to 11.71%
2006	0.95% to 1.80%	260,714	8.58 to 8.13	2,214,629	0.00%	6.49% to 5.57%
2005	0.95% to 1.80%	360,986	8.06 to 7.71	2,888,178	0.61%	3.70% to 2.82%
2004	0.95% to 1.80%	327,920	7.77 to 7.49	2,533,507	0.00%	5.45% to 4.54%
2003	0.95% to 1.80%	213,208	7.37 to 7.17	1,565,653	0.00%	28.23% to 27.13%

Oppenheimer Champion Income Fund A
2007	0.95% to 1.45%	19,055	13.24 to 12.93	249,351	7.43%	-1.06% to -1.56%
2006	0.95% to 1.45%	17,997	13.38 to 13.13	238,841	5.62%	8.16% to 7.61%
2005	0.95% to 1.45%	23,082	12.37 to 12.20	284,436	6.20%	1.68% to 1.17%
2004	0.95% to 1.45%	12,480	12.16 to 12.06	151,387	7.34%	8.17% to 7.63%
2003	0.95% to 1.45%	6,563	11.24 to 11.21	73,749	5.79%	12.45% to 12.06%	(a) (b)

Oppenheimer Global Fund A
2007	0.95% to 1.90%	304,168	14.65 to 13.61	10,412,275	1.01%	4.95% to 3.94%
2006	0.95% to 1.90%	393,370	13.96 to 13.09	12,944,367	0.65%	16.27% to 15.15%
2005	0.95% to 1.90%	526,968	12.01 to 11.37	14,749,212	0.60%	12.75% to 11.68%
2004	0.95% to 1.90%	625,115	10.65 to 10.18	16,086,858	0.54%	17.54% to 16.42%
2003	0.95% to 2.25%	799,413	9.06 to 9.80	17,127,357	0.80%	41.72% to 39.86%

Oppenheimer Strategic Income Fund A
2007	0.95% to 1.60%	51,188	16.47 to 15.70	828,973	6.73%	8.18% to 7.47%
2006	0.95% to 1.60%	39,653	15.23 to 14.61	595,446	4.78%	6.66% to 5.96%
2005	0.95% to 1.60%	43,760	14.27 to 13.79	617,703	7.58%	3.17% to 2.49%
2004	0.95% to 1.45%	27,596	13.84 to 13.54	378,215	7.32%	8.58% to 8.03%
2003	0.95% to 1.45%	18,797	12.74 to 12.54	237,385	4.89%	18.46% to 17.86%

Oppenheimer VAF – Global Securities Fund – Class 4
2007	0.95% to 1.90%	528,809	15.96 to 15.41	8,361,948	1.15%	5.05% to 4.03%
2006	0.95% to 2.25%	548,551	15.20 to 14.67	8,277,875	0.81%	16.29% to 14.77%
2005	0.95% to 2.25%	436,757	13.07 to 12.79	5,682,456	0.76%	12.97% to 11.49%
2004	0.95% to 2.25%	298,367	11.57 to 11.47	3,445,679	0.00%	15.69% to 14.68%	(a) (b)

Phoenix Balanced Fund – Class A
2007	1.30%	40,077	22.66	908,282	2.31%	4.49%
2006	1.30%	43,231	21.69	937,643	2.24%	11.27%
2005	1.30%	57,925	19.49	1,129,059	1.94%	0.16%
2004	1.30%	58,000	19.46	1,128,718	2.21%	5.77%
2003	1.30%	53,906	18.40	991,782	2.02%	17.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Total Return Fund – Class A
2007	0.95% to 1.80%	252,154	$14.75 to 13.86	$3,667,101	4.54%	7.53% to 6.61%
2006	0.95% to 2.25%	274,095	13.72 to 12.03	3,710,444	4.15%	2.53% to 1.18%
2005	0.95% to 2.25%	316,198	13.38 to 11.89	4,186,754	3.18%	1.43% to 0.10%
2004	0.95% to 2.25%	294,143	13.19 to 11.87	3,848,466	2.08%	3.65% to 2.29%
2003	0.95% to 2.25%	203,571	12.73 to 11.61	2,573,697	2.94%	4.07% to 2.70%

Putnam International Equity Fund – Class A
2007	1.45% to 1.50%	265	21.69 to 21.64	5,749	2.77%	6.82% to 6.77%
2006	1.45% to 1.50%	265	20.31 to 20.27	5,382	2.32%	26.38% to 26.32%
2005	1.45% to 1.50%	265	16.07 to 16.05	4,258	2.08%	10.95% to 10.89%
2004	1.45% to 1.50%	265	14.48 to 14.47	3,838	0.03%	14.55% to 14.49%
2003	1.20% to 1.50%	24,231	12.66 to 12.64	306,866	3.32%	26.65% to 26.39%	(a) (b)

Putnam Voyager Fund – Class A
2007	0.95% to 1.50%	5,061	13.88 to 13.52	69,503	0.00%	4.29% to 3.71%
2006	1.10% to 1.50%	4,722	13.23 to 13.04	62,246	0.00%	4.08% to 3.66%
2005	0.95% to 1.50%	12,850	12.77 to 12.58	163,516	0.86%	4.50% to 3.92%
2004	0.95% to 1.20%	8,723	12.22 to 12.17	106,490	0.00%	3.80% to 3.54%
2003	0.95% to 1.45%	6,455	11.77 to 11.73	75,971	0.00%	17.71% to 17.31%	(a) (b)

Strong Advisor Mid Cap Growth Fund – Class Z
2004	0.95% to 1.50%	63,387	5.10 to 4.98	320,230	0.00%	17.28% to 16.63%
2003	0.95% to 1.50%	52,440	4.35 to 4.27	226,739	0.00%	32.98% to 32.24%

Templeton Foreign Fund – Class A
2007	0.95% to 1.65%	171,992	19.78 to 18.73	4,468,461	1.54%	16.13% to 15.30%
2006	0.95% to 1.65%	222,002	17.03 to 16.24	4,999,740	2.04%	18.79% to 17.96%
2005	0.95% to 1.65%	291,056	14.33 to 13.77	5,675,305	1.52%	9.59% to 8.81%
2004	0.95% to 1.65%	363,832	13.08 to 12.66	6,474,126	1.75%	17.02% to 16.19%
2003	0.95% to 1.65%	491,545	11.18 to 10.89	7,349,490	1.99%	29.28% to 28.36%

The Dreyfus Premier Third Century Fund, Inc. – Class Z
2007	0.95% to 1.85%	54,512	7.05 to 6.58	882,684	0.43%	6.53% to 5.56%
2006	0.95% to 1.85%	58,550	6.62 to 6.23	906,072	0.00%	7.97% to 7.00%
2005	0.95% to 1.85%	75,308	6.13 to 5.82	1,045,882	0.37%	2.49% to 1.56%
2004	0.95% to 1.85%	83,260	5.98 to 5.73	1,153,302	0.00%	4.92% to 3.97%
2003	0.95% to 1.85%	94,492	5.70 to 5.52	1,239,435	0.00%	24.68% to 23.55%

Van Kampen Growth and Income Fund – Class A
2007	0.95% to 1.90%	194,088	17.81 to 17.03	3,432,605	1.87%	1.57% to 0.59%
2006	0.95% to 1.90%	191,891	17.54 to 16.93	3,348,357	1.57%	14.91% to 13.81%
2005	0.95% to 1.90%	145,322	15.26 to 14.87	2,209,824	1.33%	8.83% to 7.79%
2004	0.95% to 1.85%	107,166	14.02 to 13.81	1,500,210	1.14%	12.86% to 11.83%
2003	0.95% to 1.45%	38,228	12.42 to 12.38	474,848	0.59%	24.24% to 23.82%	(a)

Van Kampen Mid Cap Growth Fund – Class A
2007	0.95% to 1.55%	75,338	22.47 to 21.85	1,683,123	0.00%	21.20% to 20.46%
2006	0.95% to 1.55%	41,717	18.54 to 18.14	767,703	0.00%	7.97% to 7.32%
2005	0.95% to 1.55%	27,114	17.17 to 16.90	464,288	0.00%	16.50% to 15.79%
2004	0.95% to 1.55%	9,302	14.74 to 14.59	136,813	0.00%	19.88% to 19.15%
2003	0.95% to 1.45%	1,518	12.30 to 12.26	18,651	0.00%	22.98% to 22.57%	(a)

Van Kampen Real Estate Securities Fund – Class A
2007	0.95% to 1.90%	66,818	22.25 to 21.28	1,475,872	1.27%	-18.13% to -18.92%
2006	0.95% to 1.90%	121,543	27.18 to 26.24	3,282,788	1.32%	36.14% to 34.84%
2005	0.95% to 1.90%	71,646	19.96 to 19.46	1,422,868	1.66%	15.50% to 14.39%
2004	0.95% to 1.90%	38,415	17.29 to 17.01	661,824	1.32%	35.38% to 34.08%
2003	0.95% to 1.65%	5,655	12.77 to 12.71	72,097	2.27%	27.69% to 27.09%	(a) (b)

Waddell & Reed Advisors Small Cap Fund – Class A
2007	0.95% to 1.60%	16,996	17.14 to 16.62	288,028	0.00%	6.66% to 5.95%
2006	0.95% to 1.60%	18,050	16.07 to 15.69	288,219	0.00%	5.16% to 4.47%
2005	0.95% to 1.60%	16,011	15.28 to 15.01	243,451	0.00%	11.31% to 10.58%
2004	0.95% to 1.45%	11,284	13.73 to 13.61	154,603	0.00%	12.18% to 11.62%
2003	1.20% to 1.25%	747	12.22 to 12.21	9,125	0.00%	22.16% to 22.12%	(a)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Funds SM– Common Stock Fund – Class Z
2007	0.95% to 1.90%	215,499	$ 15.45 to 14.35	$4,102,076	0.62%	8.89% to 7.84%
2006	0.95% to 1.90%	246,991	14.19 to 13.31	4,298,808	0.00%	14.22% to 13.13%
2005	0.95% to 1.90%	279,865	12.42 to 11.76	4,275,989	0.00%	10.95% to 9.89%
2004	0.95% to 1.90%	319,273	11.20 to 10.70	4,395,409	0.00%	8.91% to 7.87%
2003	0.95% to 1.90%	332,850	10.28 to 9.92	4,210,020	0.00%	37.38% to 36.07%

Wells Fargo Advantage Funds SM– Growth and Income Fund – Investor Class
2007	0.95% to 1.85%	20,646	8.00 to 7.49	162,231	0.58%	1.26% to 0.34%
2006	0.95% to 1.85%	21,787	7.90 to 7.47	169,326	0.28%	14.30% to 13.26%
2005	0.95% to 1.85%	36,681	6.91 to 6.59	251,415	0.41%	-2.74% to -3.62%
2004	0.95% to 1.85%	36,418	7.11 to 6.84	256,955	0.48%	7.85% to 6.87%
2003	0.95% to 1.85%	33,718	6.59 to 6.40	221,102	0.19%	23.26% to 22.14%

Wells Fargo Advantage Funds SM– Growth Fund – Investor Class
2007	0.95% to 1.45%	41,166	16.09 to 15.76	654,897	0.00%	26.20% to 25.56%
2006	0.95% to 1.45%	31,689	12.75 to 12.55	400,625	0.00%	6.71% to 6.17%
2005	0.95% to 1.45%	15,301	11.95 to 11.82	181,762	0.00%	7.96% to 7.42%
2004	0.95% to 1.45%	1,702	11.07 to 11.00	18,787	0.00%	11.50% to 10.93%

Wells Fargo Advantage Funds SM– Large Cap Growth Fund – Investor Class
2007	1.30%	67,345	28.52	1,920,567	0.00%	16.58%
2006	1.30%	78,113	24.46	1,910,814	0.00%	2.52%
2005	1.30%	86,404	23.86	2,061,588	0.00%	6.47%
2004	1.30%	89,847	22.41	2,013,457	0.00%	7.23%
2003	1.30%	104,342	20.90	2,180,594	0.00%	25.19%

Wells Fargo Advantage Funds SM– Mid Cap Growth Fund – Class Z
2007	0.95% to 1.50%	27,492	14.73 to 14.51	402,742	0.00%	17.49% to 16.84%
2006	0.95% to 1.50%	24,109	12.54 to 12.42	301,104	0.00%	12.71% to 12.08%
2005	0.95% to 1.50%	35,742	11.13 to 11.08	397,069	0.00%	11.25% to 10.80%	(a) (b)

2007 Reserves for annuity contracts in payout phase:				71,144

2007 Contract owners’ equity				$341,813,434

2006 Reserves for annuity contracts in payout phase				81,495

2006 Contract owners’ equity				$355,699,377

2005 Reserves for annuity contracts in payout phase:				82,830

2005 Contract owners’ equity				$348,541,242

2004 Reserves for annuity contracts in payout phase:				86,864

2004 Contract owners’ equity				$343,538,465

2003 Reserves for annuity contracts in payout phase:				86,845

2003 Contract owners’ equity				$328,058,126

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units. The inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(a)&(b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

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